                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                        Fidelity Advisor Variable Account

                   The date of this prospectus is May 1, 2001.


--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Money Market Portfolio
     -    VIP Overseas Portfolio: Service Class

VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Asset Manager Portfolio: Service Class
     -    VIP II Asset Manager: Growth Portfolio: Service Class
     -    VIP II Contrafund(R) Portfolio: Service Class
     -    VIP II Investment Grade Bond Portfolio
     -    VIP II Index 500 Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Aggressive Growth Portfolio: Service Class
     -    VIP III Balanced Portfolio: Service Class
     -    VIP III Dynamic Capital Appreciation Portfolio: Service Class
     -    VIP III Growth & Income Portfolio: Service Class
     -    VIP III Growth Opportunities Portfolio: Service Class
     -    VIP III Mid Cap Portfolio: Service Class

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Fidelity Advisor Variable Account ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 49.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:   1-800-494-1132
        1-800-573-2447 (VOICE RESPONSE AVAILABLE 24 HOURS)
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182610
       COLUMBUS, OHIO 43218-2610

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:


                         www.sec.gov


THIS ANNUITY:
-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Fidelity Advisor Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................3
SUMMARY OF STANDARD CONTRACT EXPENSES........................6
ADDITIONAL CONTRACT OPTIONS..................................7
SUMMARY OF ADDITIONAL CONTRACT OPTIONS.......................8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................9
EXAMPLE.....................................................10
SYNOPSIS OF THE CONTRACTS...................................11
FINANCIAL STATEMENTS........................................12
CONDENSED FINANCIAL INFORMATION.............................12
NATIONWIDE LIFE INSURANCE COMPANY...........................13
FIDELITY INVESTMENTS INSTITUTIONAL SERVICES
     COMPANY, INC...........................................13
TYPES OF CONTRACTS..........................................13
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT...................................14
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................17
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND   DEDUCTIONS........18
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option

CONTRACT OWNERSHIP..........................................24
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................25
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................28

SURRENDER (REDEMPTION)......................................29
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
        Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE..............................................30
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................31

CONTRACT OWNER SERVICES.....................................32
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................33

ANNUITIZING THE CONTRACT....................................33
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................37
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................39
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities,
       SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS..................................41
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................45

LEGAL PROCEEDINGS...........................................46

ADVERTISING ................................................46

SUB-ACCOUNT PERFORMANCE SUMMARY.............................48

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....49

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........50

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................53

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

     -    the contract owner meets an available exception under the contract; or

     - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered).........................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

     The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge......................0.95%
     Total Variable Account Charges....................0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE..............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

     Reduced Purchase Payment Option...................0.25%

       Total Variable Account Charges
       (including Reduced Purchase Payment
       Option only)....................................1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.
   Five Year CDSC Option ..............................0.15%
     Total Variable Account Charges
     (including Five Year CDSC
     Option only)......................................1.10%
Range of Five Year CDSC over time:

NUMBER OF COMPLETED YEARS FROM              CDSC
   DATE OF PURCHASE PAYMENT              PERCENTAGE
               0                             7%
               1                             7%
               2                             6%
               3                             4%
               4                             2%
               5                             0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver .....................0.10%
       Total Variable Account Charges
       (including Additional Withdrawal Without
       Charge and Disability Waiver only) .............1.05%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver.....................0.05%
       Total Variable Account Charges (including
       10 Year and Disability Waiver only) ............1.00%

     Hardship Waiver...................................0.15%
       Total Variable Account Charges (including Hardship Waiver only) 1.10%

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   Optional One-Year Enhanced Death Benefit
   with Long Term Care/Nursing Home Waiver
   and Spousal Protection..............................0.15%
       Total Variable Account Charges
       (including this option only)....................1.10%

   Optional Greater of One-Year or 5% Enhanced
   Death Benefit with Long Term Care/Nursing
   Home Waiver and Spousal Protection..................0.20%
       Total Variable Account Charges
       (including this option only)....................1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

   Optional One-Year Step Up Death Benefit.............0.05%
     Total Variable Account Charges
     (including this option only)......................1.00%

   Optional 5% Enhanced Death Benefit..................0.10%
     Total Variable Account Charges
     (including this option only)......................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect one of two Guaranteed Minimum Income Benefit Options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

   Guaranteed Minimum Income Benefit Option 1..........0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).....................1.40%

   Guaranteed Minimum Income Benefit
   Option 2............................................0.30%
       Total Variable Account Charges
       (including Guaranteed Minimum
       Income Benefit Option 2 only)...................1.25%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

   Extra Value Option..................................0.45%
     Total Variable Account Charges
     (including Extra Value Option only)...............1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option........................0.40%
     Total Variable Account Charges
     (including Beneficiary Protector
     option only)......................................1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.15% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).....................0.95%
   Reduced Purchased Payment Option....................0.25%
   Five Year CDSC Option...............................0.15%
   Additional Withdrawal Without Charge
     and Disability Waiver.............................0.10%
   10 Year and Disability Waiver
     (for contracts issued as Tax Sheltered
     Annuities only)...................................0.05%
   Hardship Waiver (for contracts issued
     as Tax Sheltered Annuities only)..................0.15%
   Optional Greater of One-Year or 5%
     Enhanced Death Benefit with Long Term Care/
     Nursing Home Waiver and Spousal
     Protection........................................0.20%
   Guaranteed Minimum Income Benefit
     Option 1 .........................................0.45%
   Extra Value Option..................................0.45%
   Beneficiary Protector Option........................0.40%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
     MAXIMUM OPTIONS ARE ELECTED.......................3.15%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                         without expense reimbursement)

                                                                   Management         Other          12b-1       Total Underlying
                                                                      Fees          Expenses         Fees      Mutual Fund Expenses
VIP Equity-Income Portfolio: Service Class(1)                        0.48%           0.08%          0.10%              0.66%
VIP Growth Portfolio: Service Class(1)                               0.57%           0.09%          0.10%              0.76%
VIP High Income Portfolio: Service Class                             0.58%           0.10%          0.10%              0.78%
VIP Money Market Portfolio (2)                                       0.27%           0.08%          0.00%              0.35%
VIP Overseas Portfolio: Service Class                                0.72%           0.17%          0.10%              0.99%
VIP II Asset Manager Portfolio: Service Class(1)                     0.53%           0.09%          0.10%              0.72%
VIP II Asset Manager: Growth Portfolio: Service Class(1)             0.58%           0.12%          0.10%              0.80%
VIP II Contrafund(R) Portfolio: Service Class(1)                     0.57%           0.09%          0.10%              0.76%
VIP II Investment Grade Bond Portfolio                               0.43%           0.11%          0.00%              0.54%
VIP II Index 500 Portfolio(3)                                        0.24%           0.09%          0.00%              0.33%
VIP III Aggressive Growth Portfolio: Service Class                   0.63%           0.48%          0.10%              1.21%
VIP III Balanced Portfolio: Service Class(1)                         0.43%           0.15%          0.10%              0.68%
VIP III Dynamic Capital Appreciation Portfolio: Service Class(4)     0.57%           0.61%          0.10%              1.28%
VIP III Growth & Income Portfolio: Service Class(1)                  0.48%           0.11%          0.10%              0.69%
VIP III Growth Opportunities Portfolio: Service Class(1)             0.58%           0.11%          0.10%              0.79%
VIP III Mid Cap Portfolio: Service Class(1)                          0.57%           0.17%          0.10%              0.84%

(1) Actual Annual Class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash valances were used to reduce a portion of the Fund's custodian expenses.

(2) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

(3) The fund manager for the VIP II Index 500 Portfolio has voluntarily agreed to reimburse the fund's expenses if they exceed a certain level. Including this reimbursement, the total underlying mutual fund expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

(4) The annual class operating expenses provided are based on estimated expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide. Other than noted above, none of the underlying mutual funds are subject to fee waivers and expense reimbursements.

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and total variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.


                                         If you surrender your     If you do not surrender your  If you annuitize your contract
                                       contract at the end of the   contract at the end of the    at the end of the applicable
                                        applicable time period       applicable time period              time period
                                     1 Yr. 3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
VIP Equity-Income Portfolio:          103    175     240     419     40    121    204     419      *     121     204     419
Service Class
VIP Growth Portfolio: Service Class   104    178     245     427     41    124    209     427      *     124     209     427
VIP High Income Portfolio: Service    104    179     246     429     41    125    210     429      *     125     210     429
Class
VIP Money Market Portfolio            100    166     225     390     37    112    189     390      *     112     189     390
VIP Overseas Portfolio: Service       106    185     256     448     43    131    220     448      *     131     220     448
Class
VIP II Asset Manager Portfolio:       104    177     243     424     41    123    207     424      *     123     207     424
Service Class
VIP II Asset Manager: Growth          104    179     247     431     41    125    211     431      *     125     211     431
Portfolio: Service Class
VIP II Contrafund(R) Portfolio:       104    178     245     427     41    124    209     427      *     124     209     427
Service Class
VIP II Investment Grade Bond          102    172     234     408     39    118    198     408      *     118     198     408
Portfolio
VIP II Index 500 Portfolio            100    165     224     389     37    111    188     389      *     111     188     389
VIP III Aggressive Growth             109    192     267     467     46    138    231     467      *     138     231     467
Portfolio: Service Class
VIP III Balanced Portfolio: Service   103    176     241     420     40    122    205     420      *     122     205     420
Class
VIP III Dynamic Capital               110    194     270     473     47    140    234     473      *     140     234     473
Appreciation Portfolio: Service
Class
VIP III Growth & Income Portfolio:    103    176     242     421     40    122    206     421      *     122     206     421
Service Class
VIP III Growth Opportunities          104    179     246     430     41    125    210     430      *     125     210     430
Portfolio: Service Class
VIP III Mid Cap Portfolio: Service    105    181     249     435     42    127    213     435      *     127     213     435
Class

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

     -    Investment-only;

     -    Non-Qualified;

     - Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans*;

     -    Roth IRAs;

     - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;

     -    Charitable Remainder Trusts;

     -    SEP IRAs; and

     -    Simple IRAs.

* Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
Investment-only            $15,000               $1,000
Non-Qualified              $15,000               $1,000
IRA                        $15,000               $1,000
Roth IRA                   $15,000               $1,000
Tax Sheltered              $15,000               $1,000
Annuity
Charitable                 $15,000               $1,000
Remainder Trust
SEP IRA                    $15,000               $1,000
Simple IRA                 $15,000               $1,000

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

         OPTION              CONTRACT TYPE        CHARGE
Five Year CDSC Option      All*                    0.15%
Additional Withdrawal      All                     0.10%
Without Charge and
Disability Waiver
10 Year and Disability     Tax Sheltered           0.05%
Waiver                     Annuities
Hardship Waiver            Tax Sheltered           0.15%
                           Annuities


*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or a charge at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct a charge at an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge at an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guarantee Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF

CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

FIDELITY INVESTMENTS INSTITUTIONAL SERVICES COMPANY, INC.

The contracts are distributed by the general distributor, Fidelity Investments Institutional Services Company, Inc., located at 82 Devonshire Street, Boston, Massachusetts 02109.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-    vesting requirements;

-    participation requirements; and

-    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Fidelity Advisor Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

    1) shares of a current underlying mutual fund are no longer available for investment; or

    2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

  NUMBER OF COMPLETED YEARS                 CDSC
FROM DATE OF PURCHASE PAYMENT            PERCENTAGE
              0                              7%
              1                              7%
              2                              6%
              3                              5%
              4                              4%
              5                              3%
              6                              2%
              7                              0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     1) upon the annuitization of contracts which have been in force for at least two years;

     2)   upon payment of a death benefit; or

     3) from any values which have been held under a contract for at least 7 years (5 years if the 5 Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

     a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

 NUMBER OF COMPLETED YEARS FROM              CDSC
    DATE OF PURCHASE PAYMENT              PERCENTAGE
               0                              7%
               1                              7%
               2                              6%
               3                              4%
               4                              2%
               5                              0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

          1) the contract owner has been the owner of the contract for 10 years; and

          2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing

Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Each death benefit option has a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)   The spouses must be co-annuitants;

3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL OPTIONAL DEATH BENEFITS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

     1)   the third contract anniversary has passed; and

     2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

     3) the contract owner has been diagnosed by a physician to have a terminal illness; and

     4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

--------------------------------------------------------------------------------
The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds and the rate of return in the fixed account and Guaranteed Term Options, is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.   Once the Extra Value Option is elected, it may not be revoked; and

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period.
--------------------------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

     a) a $100,000 initial purchase payment with no additional purchase payments;

     b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

     c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                 7.75% RATE OF RETURN

 CONTRACT     BASE CONTRACT      CONTRACT WITH EXTRA
   YEAR        (0.95% TOTAL      VALUE OPTION (1.40%
              ASSET CHARGES)     TOTAL ASSET CHARGES)
     1           $106,727              $109,465
     2           $113,906              $116,336
     3           $121,568              $123,638
     4           $129,745              $131,399
     5           $138,472              $139,647
     6           $147,787              $148,412
     7           $157,728              $157,728
     8           $168,337              $168,337
     9           $179,661              $179,661
    10           $191,746              $191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

     a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

     b) withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:


                                    (EXTRA VALUE AMOUNT)
                                  PERCENTAGE OF FIRST YEAR
           CONTRACT                   PURCHASE PAYMENTS
            YEARS
           1 and 2                           3%
          3,4 and 5                          2%
           6 and 7                           1%
         After Year 7                        0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE 7TH CONTRACT YEAR.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 82 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
Investment-only            $15,000               $1,000
Non-Qualified              $15,000               $1,000
IRA                        $15,000               $1,000
Roth IRA                   $15,000               $1,000
Tax Sheltered              $15,000               $1,000
Annuity
Charitable                 $15,000               $1,000
Remainder Trust
SEP IRA                    $15,000               $1,000
Simple IRA                 $15,000               $1,000


Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-    New Year's Day                     -    Independence Day
-    Martin Luther King, Jr. Day        -    Labor Day
-    Presidents' Day                    -    Thanksgiving
-    Good Friday                        -    Christmas
-    Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If

Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account;

     2)   amounts allocated to the fixed account; and

     3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

     2)   adding any interest earned on the amounts allocated; and

     3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf.

Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds;

-    amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.
B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED

NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)

ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the VIP Money Market Portfolio unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the VIP High Income Portfolio and the VIP Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

         CONTRACT OWNER'S                 PERCENTAGE OF
               AGE                       CONTRACT VALUE
          Under age 59 1/2                     5%
      Age 59 1/2through age 61                 7%
      Age 62 through age 64                    8%
      Age 65 through age 74                   10%
         Age 75 and over                      13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")
What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     1)   the application of additional purchase payments;

     2)   surrenders; or

 3) transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

     -    The contract is issued to a MALE at age 55, 65 or 70; and

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

  Male Age at     Male Age at   GMIB Purchase   Monthly GMIB
     Issue       Annuitization      Rate*
      55              62            $4.72          $664.15
      65              72            $5.96          $838.63
      70              77            $6.79          $955.42

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

  Male Age at     Male Age at    GMIB Purchase   Monthly GMIB
     Issue       Annuitization       Rate*
      55              65             $5.03          $819.33
      65              75             $6.44         $1,049.01
      70              80             $7.32         $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

 Male Age at     Male Age at     GMIB Purchase   Monthly GMIB
    Issue       Annuitization        Rate*
      55              70             $5.66         $1,132.00
      65              80             $7.32         $1,464.00
      70              85             $8.18         $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary: 1) after the contract has been in effect for 7 years; and 2) the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

     - The GMIB is irrevocable and will remain for as long as the contract remains in force.


--------------------------------------------------------------------------------
             IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                                  GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

          The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person, then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     a)   the annuitant's life expectancy; or if applicable,

     b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS OR SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, Simple IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.

Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

- Individual Retirement Annuities;

- SEP IRAs;

- Simple IRAs;

- Roth IRAs;

- Tax Sheltered Annuities; and

- Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

- made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

- used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

- it is made on or after the date on which the contract owner attains age
  59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

- it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

- made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

- for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

- made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

- for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

- the result of a contract owner's death;

- the result of a contract owner's disability (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

- is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

- a transfer of the contract from one contract owner to another; or

- a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

- the failure to diversify was accidental;

- the failure is corrected; and

- a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

- statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Fidelity Investments Institutional Services Company, Inc., is not engaged in any litigation of any material nature.


ADVERTISING

A "yield" and "effective yield" may be advertised for the VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the VIP Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the VIP Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and
   -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;

   -  Donoghue's;
   -  magazines such as:
      -- Money;
      -- Forbes;
      -- Kiplinger's Personal Finance Magazine;
      -- Financial World;
      -- Consumer Reports;
      -- Business Week;
      -- Time;
      -- Newsweek;
      -- National Underwriter; and
      -- News and World Report;

   -  LIMRA;
   -  Value;
   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen as of May 1, 2001 (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized average annual total return is calculated similarly to standardized average annual total return except non-standardized average annual total return assumes an initial investment of $25,000, with contract variable account charges of 0.95% and no CDSC. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years or Date
                                                                                                Fund Available
                                                                                                in the Variable       Date Fund
                                                                    1 Year         5 Years          Account       Available in the
                      Sub-Account Option                         to 12/31/2000  to 12/31/2000    to 12/31/2000    Variable Account
                      ------------------                         -------------  -------------  ----------------   ----------------

VIP Equity-Income Portfolio: Service Class                          -1.33%           N/A              2.91%           01/20/97

VIP Growth Portfolio: Service Class                                -19.14%           N/A             13.41%           01/20/97

VIP High Income Portfolio: Service Class                           -29.55%           N/A            -12.80%           11/01/96

VIP Money Market Portfolio                                          -3.23%           N/A              1.33%           11/01/96

VIP Overseas Portfolio: Service Class                              -26.43%           N/A              2.34%           11/01/96

VIP II Asset Manager Portfolio: Service Class                      -12.83%           N/A              1.19%           01/20/97

VIP II Asset Manager: Growth Portfolio: Service Class              -20.53%           N/A             -0.31%           01/20/97

VIP II Contrafund(R) Portfolio: Service Class                      -15.22%           N/A              9.03%           01/20/97

VIP II Index 500 Portfolio                                         -17.55%           N/A             11.28%           01/20/97

VIP II Investment Grade Bond Portfolio                               1.49%           N/A              2.55%           11/01/96

VIP III Balanced Portfolio: Service Class                          -13.12%           N/A             -0.39%           01/03/95

VIP III Dynamic Capital Appreciation Portfolio: Service Class         N/A            N/A            -18.58%           10/02/00

VIP III Growth & Income Portfolio: Service Class                   -12.50%           N/A              4.80%           01/20/97

VIP III Growth Opportunities Portfolio: Service Class              -24.65%           N/A             -3.68%           01/03/95

VIP III Mid Cap Portfolio: Service Class                            23.12%           N/A             34.56%           01/11/99


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO OPTIONAL BENEFITS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE OPTIONAL BENEFITS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE OPTIONAL BENEFITS SELECTED.

                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2000       Date Fund
                      Sub-Account Option                         to 12/31/2000  to 12/31/2000   or Life of Fund      Effective
                      ------------------                         -------------  -------------   ---------------      ---------

VIP Equity-Income Portfolio: Service Class                            7.28%         12.36%           16.20%          10/09/86

VIP Growth Portfolio: Service Class                                 -11.91%         18.10%           18.86%          10/09/86

VIP High Income Portfolio: Service Class                            -23.34%          0.43%            8.78%          09/19/85

VIP Money Market Portfolio                                            5.33%          4.57%            4.12%          04/01/82

VIP Overseas Portfolio: Service Class                               -19.92%          9.33%            8.22%          01/28/87

VIP II Asset Manager Portfolio: Service Class                        -4.97%          9.99%           10.84%          09/06/89

VIP II Asset Manager: Growth Portfolio: Service Class               -13.43%         11.02%           12.79%          01/03/95

VIP II Contrafund(R) Portfolio: Service Class                        -7.60%         16.65%           20.05%          01/03/95

VIP II Index 500 Portfolio                                          -10.16%         16.86%           15.87%          08/27/92

VIP II Investment Grade Bond Portfolio                               10.17%          5.15%            6.66%          12/05/88

VIP III Balanced Portfolio: Service Class                            -5.29%          8.46%            9.20%          01/03/95

VIP III Dynamic Capital Appreciation Portfolio: Service Class          N/A            N/A           -14.81%          09/25/00

VIP III Growth & Income Portfolio: Service Class                     -4.60%           N/A            13.93%          12/31/96

VIP III Growth Opportunities Portfolio: Service Class               -17.96%          9.50%           12.89%          01/03/95

VIP III Mid Cap Portfolio: Service Class                             32.27%           N/A            40.39%          01/11/99

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account effective January 2, 2001. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE

General Information and History.............................................. 1
Services..................................................................... 1
Purchase of Securities Being Offered......................................... 1
Underwriters................................................................. 2
Calculations of Performance.................................................. 2
Annuity Payments............................................................. 3
Condensed Financial Information.............................................. 3
Financial Statements........................................................ 40

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

VARIABLE INSURANCE PRODUCTS FUND
The Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. When choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the Portfolio's total assets in these securities. In choosing investments, the Portfolio also considers growth of capital.

     VIP MONEY MARKET PORTFOLIO
     Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will maintain a stable $1.00 share price.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The Portfolio expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.

VARIABLE INSURANCE PRODUCTS FUND II
The Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among the following classes or types of investments in a neutral mix: stock class, the bond class, and short-term class/money market class.

     ASSET MANAGER       RANGE         NEUTRAL MIX
     -------------       -----         -----------
     Stock Class         30-70%            50%

     Bond Class          20-60%            40%

     Short-term Class     0-50%            10%


     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.

     ASSET MANAGER:
     GROWTH              RANGE          NEUTRAL MIX
     --------------      -----          -----------
     Stock Class        50-100%            70%

     Bond Class           0-50%            25%

     Short-term Class     0-50%             5%


     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that the Portfolio manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign stock, and securities convertible into common stock.

     VIP II INVESTMENT GRADE BOND PORTFOLIO
     Investment Objective: Seeks a high level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes.

     VIP II INDEX 500 PORTFOLIO
     Investment Objective: To seek investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund Bankers Trust may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock if doing so will help the Portfolio achieve its objective.

VARIABLE INSURANCE PRODUCTS FUND III
The Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks capital appreciation by investing the Portfolio's assets primarily in common stocks of companies FMR believes offer potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, opportunities, or have a strong industry or market position. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the fund. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks both income and capital growth consistent with reasonable risk using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks capital appreciation by normally investing in common stocks of foreign and domestic issuers. This strategy includes primarily investing in growth stocks, value stocks, or both. FMR uses fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions, to select investments for the Portfolio. The Portfolio may realize capital gains without considering the tax consequences to shareholders.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of companies that FMR believes have long-term growth potential. The Portfolio has the ability to purchase foreign securities, and preferred stock and bonds that may produce capital appreciation.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2000 (the maximum variable account charge of 2.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                   CALLING: 1-800-494-1132, TDD 1-800-238-3035

                   WRITING: Nationwide Life Insurance Company
                            P.O. Box 182610
                            Columbus, Ohio 43218-2610


                          NO OPTIONAL BENEFITS ELECTED
           (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

                               ACCUMULATION                          PERCENTAGE      NUMBER OF
                               UNIT VALUE AT    ACCUMULATION         CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL              BEGINNING OF     UNIT VALUE AT END    ACCUMULATION    UNITS AT END OF
FUND                           PERIOD           OF PERIOD            UNIT VALUE      PERIOD                YEAR
-----------------              -------------    ------------------   ------------    ---------------       ----

VIP Equity-Income                11.322947          12.147445            7.28%          1,853,302          2000
Portfolio: Service               10.758604          11.322947            5.25%          1,764,738          1999
Class - Q/NQ                     10.000000          10.758604            7.59%            184,391          1998

VIP Growth Portfolio:            18.039523          15.891422          -11.91%          3,221,910          2000
Service Class - Q/NQ             13.265992          18.039523           35.98%          2,302,553          1999
                                 10.000000          13.265992           32.66%            163,939          1998

VIP High Income                   9.868246           7.564599          -23.34%          2,111,782          2000
Portfolio: Service                9.218542           9.868246            7.05%          2,215,561          1999
Class - Q/NQ                     10.000000           9.218542           -7.81%            270,444          1998

VIP Money Market                 10.841227          11.418931            5.33%            667,253          2000
Portfolio* - Q/NQ                10.407380          10.841227            4.17%          1,012,021          1999
                                 10.000000          10.407380            4.07%            236,787          1998

VIP Overseas Portfolio:          14.938906          11.963781          -19.92%            996,007          2000
Service Class - Q/NQ             10.586638          14.938906           41.11%            656,721          1999
                                 10.000000          10.586638            5.87%             85,723          1998

VIP II Asset Manager             12.204056          11.597944           -4.97%            476,404          2000
Portfolio: Service               11.098876          12.204056            9.96%            421,418          1999
Class - Q/NQ                     10.000000          11.098876           10.99%             25,455          1998

*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was
 5.49%.

                               ACCUMULATION                          PERCENTAGE      NUMBER OF
                               UNIT VALUE AT    ACCUMULATION         CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL              BEGINNING OF     UNIT VALUE AT END    ACCUMULATION    UNITS AT END OF
FUND                           PERIOD           OF PERIOD            UNIT VALUE      PERIOD                YEAR
-----------------              -------------    -----------------    ------------    ----------------      ----

VIP II Asset Manager:            12.862419          11.135469          -13.43%            329,372          2000
Growth Portfolio:                11.278688          12.862419           14.04%            227,213          1999
Service Class - Q/NQ             10.000000          11.278688           12.79%             33,217          1998

VIP II Contrafund(R)             15.419403          14.248052           -7.60%          2,102,464          2000
Portfolio: Service               12.539357          15.419403           22.97%          1,621,378          1999
Class -Q/NQ                      10.000000          12.539357           25.39%            133,901          1998

VIP II Index 500                 14.567662          13.087430          -10.16%          3,792,958          2000
Portfolio - Q/NQ                 12.204206          14.567662           19.37%          3,136,858          1999
                                 10.000000          12.204206           22.04%            117,105          1998

VIP II Investment Grade          10.478118          11.543603           10.17%          1,198,221          2000
Bond Portfolio - Q/NQ            10.690813          10.478118           -1.99%          1,080,565          1999
                                 10.000000          10.690813            6.91%            163,774          1998

VIP III Balanced                 11.730743          11.110424           -5.29%          1,066,957          2000
Portfolio: Service               11.340963          11.730743            3.44%          1,089,824          1999
Class - Q/NQ                     10.000000          11.340963           13.41%             99,431          1998

VIP III Dynamic Capital          10.000000           8.729886          -12.70%             39,432          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income          13.387303          12.771052           -4.60%          2,032,468          2000
Portfolio: Service               12.392371          13.387303            8.03%          1,715,998          1999
Class - Q/NQ                     10.000000          12.392371           23.92%            154,251          1998

VIP III Growth                   12.317183          10.104959          -17.96%          3,980,107          2000
Opportunities                    11.936099          12.317183            3.19%          3,968,982          1999
Portfolio: Service               10.000000          11.936099           19.36%            384,081          1998
Class -Q/NQ

VIP III Mid Cap                  14.643713          19.369905           32.27%            559,878          2000
Portfolio: Service               10.000000          14.643713           46.44%            109,979          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)
           (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


                               ACCUMULATION                          PERCENTAGE      NUMBER OF
                               UNIT VALUE AT    ACCUMULATION         CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL              BEGINNING OF     UNIT VALUE AT END    ACCUMULATION    UNITS AT END OF
FUND                           PERIOD           OF PERIOD            UNIT VALUE      PERIOD                YEAR
-----------------              -------------    -----------------    ------------    ---------------       ----

VIP Equity-Income                10.000000          10.464530            4.65%                   0         2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:            10.000000           8.754522          -12.45%                   0         2000
Service Class - Q/NQ

VIP High Income                  10.000000           8.136162          -18.64%                   0         2000
Portfolio: Service
Class - Q/NQ

VIP Money Market                 10.000000          10.247923            2.48%                   0         2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:          10.000000           8.619982          -13.80%                   0         2000
Service Class - Q/NQ

VIP II Asset Manager             10.000000           9.561007           -4.39%                   0         2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:            10.000000           8.926409          -10.74%                   0         2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)             10.000000           9.471292           -5.29%                   0         2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500                 10.000000           8.891308          -11.09%                   0         2000
Portfolio - Q/NQ

VIP II Investment Grade          10.000000          10.751562            7.52%                   0         2000
Bond Portfolio - Q/NQ

*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was
 3.71%.

                               ACCUMULATION                          PERCENTAGE      NUMBER OF
                               UNIT VALUE AT    ACCUMULATION         CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL              BEGINNING OF     UNIT VALUE AT END    ACCUMULATION    UNITS AT END OF
FUND                           PERIOD           OF PERIOD            UNIT VALUE      PERIOD                YEAR
-----------------              -------------    -----------------    ------------    ---------------       -----

VIP III Balanced                 10.000000           9.596687           -4.03%                    0         2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital          10.000000           8.692447          -13.08%                    0         2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income          10.000000           9.791905           -2.08%                    0         2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                   10.000000           8.685294          -13.15%                    0         2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                  10.000000          11.485172           14.85%                    0         2000
Portfolio: Service
Class-Q/NQ


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43218-2610, or calling 1-800-494-1132, Voice
Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Condensed Financial Information..............................................3
Financial Statements........................................................42

GENERAL INFORMATION AND HISTORY

The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide and the Nationwide Fidelity Advisor Variable Account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. Nationwide has paid no underwriting commission to Fidelity during the last three fiscal years.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the VIP Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The VIP Money Market Portfolio's seven-day current yield for the maximum number of options available as of December 31, 2000 (2.70%) was 3.71%. The VIP Money Market Portfolio's effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the VIP Money Market Portfolio. The VIP Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 2000 (2.70%) was 3.77%.

The VIP Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although the portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the VIP Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of May 1, 2001 (3.15%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2000. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                          NO OPTIONAL BENEFITS ELECTED
           (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income              11.322947          12.147445              7.28%             1,853,302          2000
Portfolio: Service             10.758604          11.322947              5.25%             1,764,738          1999
Class - Q/NQ                   10.000000          10.758604              7.59%               184,391          1998

VIP Growth Portfolio:          18.039523          15.891422            -11.91%             3,221,910          2000
Service Class - Q/NQ           13.265992          18.039523             35.98%             2,302,553          1999
                               10.000000          13.265992             32.66%               163,939          1998

VIP High Income                 9.868246           7.564599            -23.34%             2,111,782          2000
Portfolio: Service              9.218542           9.868246              7.05%             2,215,561          1999
Class - Q/NQ                   10.000000           9.218542             -7.81%               270,444          1998

VIP Money Market               10.841227          11.418931              5.33%               667,253          2000
Portfolio* - Q/NQ              10.407380          10.841227              4.17%             1,012,021          1999
                               10.000000          10.407380              4.07%               236,787          1998

VIP Overseas Portfolio:        14.938906          11.963781            -19.92%               996,007          2000
Service Class - Q/NQ           10.586638          14.938906             41.11%               656,721          1999
                               10.000000          10.586638              5.87%                85,723          1998

VIP II Asset Manager           12.204056          11.597944             -4.97%               476,404          2000
Portfolio: Service             11.098876          12.204056              9.96%               421,418          1999
Class - Q/NQ                   10.000000          11.098876             10.99%                25,455          1998

VIP II Asset Manager:          12.862419          11.135469            -13.43%               329,372          2000
Growth Portfolio:              11.278688          12.862419             14.04%               227,213          1999
Service Class - Q/NQ           10.000000          11.278688             12.79%                33,217          1998

VIP II Contrafund(R)           15.419403          14.248052             -7.60%             2,102,464          2000
Portfolio: Service             12.539357          15.419403             22.97%             1,621,378          1999
Class -Q/NQ                    10.000000          12.539357             25.39%               133,901          1998

*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was
 5.49%.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF           YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

VIP II Index 500               14.567662          13.087430            -10.16%             3,792,958          2000
Portfolio - Q/NQ               12.204206          14.567662             19.37%             3,136,858          1999
                               10.000000          12.204206             22.04%               117,105          1998

VIP II Investment Grade        10.478118          11.543603             10.17%             1,198,221          2000
Bond Portfolio - Q/NQ          10.690813          10.478118             -1.99%             1,080,565          1999
                               10.000000          10.690813              6.91%               163,774          1998

VIP III Balanced               11.730743          11.110424             -5.29%             1,066,957          2000
Portfolio: Service             11.340963          11.730743              3.44%             1,089,824          1999
Class - Q/NQ                   10.000000          11.340963             13.41%                99,431          1998

VIP III Dynamic Capital        10.000000           8.729886            -12.70%                39,432          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        13.387303          12.771052             -4.60%             2,032,468          2000
Portfolio: Service             12.392371          13.387303              8.03%             1,715,998          1999
Class - Q/NQ                   10.000000          12.392371             23.92%               154,251          1998


VIP III Growth                 12.317183          10.104959            -17.96%             3,980,107          2000
Opportunities                  11.936099          12.317183              3.19%             3,968,982          1999
Portfolio: Service             10.000000          11.936099             19.36%               384,081          1998
Class -Q/NQ

VIP III Mid Cap                14.643713          19.369905             32.27%               559,878          2000
Portfolio: Service             10.000000          14.643713             46.44%               109,979          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
           (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income              11.312151          12.129776              7.23%             1,516,408          2000
Portfolio: Service             10.753771          11.312151              5.19%             1,423,414          1999
Class - Q/NQ                   10.000000          10.753771              7.54%               184,391          1998

VIP Growth Portfolio:          18.022329          15.868312             -11.95             3,028,114          2000
Service Class - Q/NQ           13.260038          18.022329             35.91%             2,294,573          1999
                               10.000000          13.260038             32.60%               163,939          1998

VIP High Income                 9.858827           7.553578            -23.38%             1,411,257          2000
Portfolio: Service              9.214386           9.858827              6.99%             1,459,647          1999
Class - Q/NQ                   10.000000           9.214386             -7.86%               531,204          1998

VIP Money Market               10.830732          11.402151              5.28%               746,409          2000
Portfolio* - Q/NQ              10.402557          10.830732              4.12%               555,151          1999
                               10.000000          10.402557              4.03%               236,787          1998

VIP Overseas Portfolio:        14.924674          11.946379            -19.96%               733,798          2000
Service Class - Q/NQ           10.581883          14.924674             41.04%               597,180          1999
                               10.000000          10.581883              5.82%                85,723          1998

VIP II Asset Manager           12.192406          11.581059             -5.01%               400,404          2000
Portfolio: Service             11.093882          12.192406              9.90%               388,249          1999
Class - Q/NQ                   10.000000          11.093882             10.94%                25,455          1998

VIP II Asset Manager:          12.850172          11.119287            -13.47%               339,014          2000
Growth Portfolio:              11.273630          12.850172             13.98%               296,560          1999
Service Class - Q/NQ           10.000000          11.273630             12.74%                33,217          1998

VIP II Contrafund(R)           15.404707          14.227328             -7.64%             1,943,616          2000
Portfolio: Service             12.533725          15.404707             22.91%             1,648,055          1999
Class -Q/NQ                    10.000000          12.533725             25.34%               133,901          1998

VIP II Index 500               14.553757          13.068369            -10.21%             2,272,304          2000
Portfolio - Q/NQ               12.198716          14.553757             19.31%             1,831,446          1999
                               10.000000          12.198716             21.99%               117,105          1998

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.44%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP II Investment Grade        10.468109          11.526779             10.11%               902,645          2000
Bond Portfolio - Q/NQ          10.686005          10.468109             -2.04%               710,234          1999
                               10.000000          10.686005              6.86%               163,774          1998

VIP III Balanced               11.719556          11.094249             -5.34%               988,942          2000
Portfolio: Service             11.335864          11.719556              3.38%               953,953          1999
Class - Q/NQ                   10.000000          11.335864             13.36%                99,431          1998

VIP III Dynamic Capital        10.000000           8.728825            -12.71%                19,720          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        13.374521          12.752459             -4.65%             2,285,543          2000
Portfolio: Service             12.386801          13.374521              7.97%             2,201,561          1999
Class - Q/NQ                   10.000000          12.386801             23.87%               154,651          1998

VIP III Growth                 12.305429          10.090239            -18.00%             3,559,494          2000
Opportunities                  11.930730          12.305429              3.14%             3,704,929          1999
Portfolio: Service             10.000000          11.930730             19.31%               384,081          1998
Class - Q/NQ

VIP III Mid Cap                14.636558          19.350718             32.21%               672,960          2000
Portfolio: Service             10.000000          14.636558             46.37%               148,436          1999(1)
Class - Q


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)
           (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income              11.301374          12.112146              7.17%               371,009          2000
Portfolio: Service             10.748944          11.301374              5.14%               363,153          1999
Class - Q/NQ                   10.000000          10.748944              7.49%               184,391          1998

VIP Growth Portfolio:          18.005139          15.845214            -12.00%               545,330          2000
Service Class - Q/NQ           13.254076          18.005139             35.85%               464,007          1999
                               10.000000          13.254076             32.54%               163,939          1998

VIP High Income                 9.849428           7.542585            -23.42%               347,465          2000
Portfolio: Service              9.210254           9.849428              6.94%               380,228          1999
Class - Q/NQ                   10.000000           9.210254             -7.90%               270,444          1998

VIP Money Market               10.820248          11.385393              5.22%               198,954          2000
Portfolio* - Q/NQ              10.397737          10.820248              4.06%               286,015          1999
                               10.000000          10.397737              3.98%               236,787          1998

VIP Overseas Portfolio:        14.910446          11.928989            -20.00%               174,231          2000
Service Class - Q/NQ           10.577127          14.910446             40.97%               113,985          1999
                               10.000000          10.577127              5.77%                85,723          1998

VIP II Asset Manager           12.180770          11.564195             -5.06%               115,651          2000
Portfolio: Service             11.088896          12.180770              9.85%               109,384          1999
Class - Q/NQ                   10.000000          11.088896             10.89%                25,455          1998

VIP II Asset Manager:          12.837906          11.103094            -13.51%                94,915          2000
Growth Portfolio:              11.268555          12.837906             13.93%                95,792          1999
Service Class - Q/NQ           10.000000          11.268555             12.69%                33,217          1998

VIP II Contrafund(R)           15.390001          14.206595             -7.69%               410,677          2000
Portfolio: Service             12.528086          15.390001             22.84%               326,387          1999
Class -Q/NQ                    10.000000          12.528086             25.28%               133,901          1998

VIP II Index 500               14.539880          13.049356            -10.25%               425,794          2000
Portfolio - Q/NQ               12.193234          14.539880             19.25%               369,530          1999
                               10.000000          12.193234             21.93%               117,105          1998

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.39%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP II Investment Grade        10.458120          11.510006             10.06%               382,769          2000
Bond Portfolio - Q/NQ          10.681197          10.458120             -2.09%               345,609          1999
                               10.000000          10.681197              6.81%               163,774          1998

VIP III Balanced               11.708369          11.078106             -5.38%               185,556          2000
Portfolio: Service             11.330772          11.708369              3.33%               204,340          1999
Class - Q/NQ                   10.000000          11.330772             13.31%                99,431          1998

VIP III Dynamic Capital        10.000000           8.727760            -12.72%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        13.361770          12.733906             -4.70%               455,773          2000
Portfolio: Service             12.381235          13.361770              7.92%               448,328          1999
Class - Q/NQ                   10.000000          12.381235             23.81%               154,651          1998

VIP III Growth                 12.293685          10.075545            -18.04%               655,245          2000
Opportunities                  11.925368          12.293685              3.09%               724,460          1999
Portfolio: Service             10.000000          11.925368             19.25%               384,081          1998
Class - Q/NQ

VIP III Mid Cap                14.629390          19.331537             32.14%               113,769          2000
Portfolio: Service             10.000000          14.629390             46.29%                32,685          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)
           (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.347646          10.013214              7.12%                39,984          2000
Portfolio: Service             10.000000           9.347646             -6.52%                 9,213          1999
Class - Q/NQ

VIP Growth Portfolio:          12.372047          10.882393            -12.04%                77,114          2000
Service Class - Q/NQ           10.000000          12.372047             23.72%                23,375          1999

VIP High Income                 9.711691           7.433364            -23.46%                25,778          2000
Portfolio: Service             10.000000           9.711691             -2.88%                 9,214          1999
Class - Q/NQ

VIP Money Market               10.273279          10.804422              5.17%                10,708          2000
Portfolio* - Q/NQ              10.000000          10.273279              2.73%                 2,487          1999

VIP Overseas Portfolio:        13.111592          10.484559            -20.04%                21,920          2000
Service Class - Q/NQ           10.000000          13.111592             31.12%                 2,518          1999

VIP II Asset Manager           10.599754          10.058144             -5.11%                     0          2000
Portfolio: Service             10.000000          10.599754              6.00%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.846645           9.376200            -13.56%                 5,234          2000
Growth Portfolio:              10.000000          10.846645              8.47%                 4,517          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.323961          10.447964             -7.74%                33,288          2000
Portfolio: Service             10.000000          11.323961             13.24%                10,698          1999
Class -Q/NQ

VIP II Index 500               10.838507           9.722536            -10.30%               107,388          2000
Portfolio - Q/NQ               10.000000          10.838507              8.39%                18,731          1999

VIP II Investment Grade         9.813933          10.795593             10.00%                86,761          2000
Bond Portfolio - Q/NQ          10.000000           9.813933             -1.86%                17,542          1999


*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was
 5.34%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.773610           9.242848             -5.43%                32,693          2000
Portfolio: Service             10.000000           9.773610             -2.26%                13,284          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.726694            -12.73%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.061118           9.583526             -4.75%                51,939          2000
Portfolio: Service             10.000000          10.061118              0.61%                15,029          1999
Class - Q/NQ

VIP III Growth                  9.909749           8.117650            -18.08%               103,519          2000
Opportunities                  10.000000           9.909749             -0.90%                19,408          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.502242          17.833141             32.08%                12,126          2000
Portfolio: Service             10.000000          13.502242             35.02%                    77          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
           (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.344503          10.004822              7.07%                 6,433          2000
Portfolio: Service             10.000000           9.344503             -6.55%                 3,388          1999
Class - Q/NQ

VIP Growth Portfolio:          12.367900          10.873273            -12.08%                74,675          2000
Service Class - Q/NQ           10.000000          12.367900             23.68%                47,923          1999

VIP High Income                 9.708435           7.427138            -23.50%                13,021          2000
Portfolio: Service             10.000000           9.708435             -2.92%                 1,531          1999
Class - Q/NQ

VIP Money Market               10.269790          10.795323              5.12%                     0          2000
Portfolio* - Q/NQ              10.000000          10.269790              2.70%                12,006          1999

VIP Overseas Portfolio:        13.107190          10.475758            -20.08%                 4,267          2000
Service Class - Q/NQ           10.000000          13.107190             31.07%                   244          1999


VIP II Asset Manager           10.596211          10.049731             -5.16%                   481          2000
Portfolio: Service             10.000000          10.596211              5.96%                 4,567          1999
Class - Q/NQ

VIP II Asset Manager:          10.843019           9.368357            -13.60%                     0          2000
Growth Portfolio:              10.000000          10.843019              8.43%                     0          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.320167          10.439205             -7.78%                56,010          2000
Portfolio: Service             10.000000          11.320167             13.20%                51,988          1999
Class -Q/NQ

VIP II Index 500               10.834863           9.714380            -10.34%                29,731          2000
Portfolio - Q/NQ               10.000000          10.834863              8.35%                 2,318          1999

VIP II Investment Grade         9.810644          10.786552              9.95%                21,364          2000
Bond Portfolio - Q/NQ          10.000000           9.810644             -1.89%                 4,162          1999

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.29%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.770329           9.235097             -5.48%                 6,834          2000
Portfolio: Service             10.000000           9.770329             -2.30%                 8,159          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.725634            -12.74%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.057746           9.575498             -4.79%                47,976          2000
Portfolio: Service             10.000000          10.057746              0.58%                32,590          1999
Class - Q/NQ

VIP III Growth                  9.906423           8.110845            -18.13%                65,698          2000
Opportunities                  10.000000           9.906423             -0.94%                30,958          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.497714          17.818211             32.01%                 2,300          2000
Portfolio: Service             10.000000          13.497714             34.98%                     0          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
           (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.341371           9.996446              7.01%                 4,662          2000
Portfolio: Service             10.000000           9.341371             -6.59%                 2,421          1999
Class - Q/NQ

VIP Growth Portfolio:          12.363757          10.864164            -12.13%                17,691          2000
Service Class - Q/NQ           10.000000          12.363757             23.64%                 3,943          1999

VIP High Income                 9.705170           7.420890            -23.54%                 4,563          2000
Portfolio: Service             10.000000           9.705170             -2.95%                 1,746          1999
Class - Q/NQ

VIP Money Market               10.266304          10.786230              5.06%                   532          2000
Portfolio* - Q/NQ              10.000000          10.266304              2.66%                   257          1999

VIP Overseas Portfolio:        13.102821          10.466994            -20.12%                 5,722          2000
Service Class - Q/NQ           10.000000          13.102821             31.03%                 1,165          1999

VIP II Asset Manager           10.592651          10.041311             -5.20%                 2,543          2000
Portfolio: Service             10.000000          10.592651              5.93%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.839384           9.360492            -13.64%                 4,185          2000
Growth Portfolio:              10.000000          10.839384              8.39%                   420          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.316365          10.430444             -7.83%                12,678          2000
Portfolio: Service             10.000000          11.316365             13.16%                 3,411          1999
Class -Q/NQ

VIP II Index 500               10.831230           9.706237            -10.39%                79,152          2000
Portfolio - Q/NQ               10.000000          10.831230              8.31%                 6,577          1999

VIP II Investment Grade         9.807349          10.777507              9.89%                 8,973          2000
Bond Portfolio - Q/NQ          10.000000           9.807349             -1.93%                   626          1999

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.24%.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

VIP III Balanced                9.767051           9.227351             -5.53%                   745          2000
Portfolio: Service             10.000000           9.767051             -2.33%                   257          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.724567            -12.75%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.054379           9.567480             -4.84%                 9,694          2000
Portfolio: Service             10.000000          10.054379              0.54%                 5,170          1999
Class - Q/NQ

VIP III Growth                  9.903104           8.104048            -18.17%                15,298          2000
Opportunities                  10.000000           9.903104             -0.97%                 6,904          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.493199          17.803282             31.94%                 1,956          2000
Portfolio: Service             10.000000          13.493199             34.93%                   530          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
           (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.338236           9.988075              6.96%                 1,887          2000
Portfolio: Service             10.000000           9.338236             -6.62%                 1,237          1999
Class - Q/NQ

VIP Growth Portfolio:          12.359610          10.855048            -12.17%                13,063          2000
Service Class - Q/NQ           10.000000          12.359610             23.60%                 2,068          1999

VIP High Income                 9.701921           7.414681            -23.58%                 3,026          2000
Portfolio: Service             10.000000           9.701921             -2.98%                 2,250          1999
Class - Q/NQ

VIP Money Market               10.262817          10.777140              5.01%                     0          2000
Portfolio* - Q/NQ              10.000000          10.262817              2.63%                     0          1999

VIP Overseas Portfolio:        13.098422          10.458206            -20.16%                 4,067          2000
Service Class - Q/NQ           10.000000          13.098422             30.98%                    32          1999

VIP II Asset Manager           10.589098          10.032886             -5.25%                 3,032          2000
Portfolio: Service             10.000000          10.589098              5.89%                 3,092          1999
Class - Q/NQ

VIP II Asset Manager:          10.835743           9.352638            -13.69%                   127          2000
Growth Portfolio:              10.000000          10.835743              8.36%                   509          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.312579          10.421715             -7.87%                 7,038          2000
Portfolio: Service             10.000000          11.312579             13.13%                 3,881          1999
Class -Q/NQ

VIP II Index 500               10.827599           9.698102            -10.43%                19,211          2000
Portfolio - Q/NQ               10.000000          10.827599              8.28%                 1,376          1999

VIP II Investment Grade         9.804059          10.768479              9.84%                11,996          2000
Bond Portfolio - Q/NQ          10.000000           9.804059             -1.96%                 5,985          1999

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.19%.


UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.763773           9.219609             -5.57%                 1,707          2000
Portfolio: Service             10.000000           9.763773             -2.36%                 1,633          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.723504            -12.76%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.051000           9.559452             -4.89%                 9,285          2000
Portfolio: Service             10.000000          10.051000              0.51%                 3,518          1999
Class - Q/NQ

VIP III Growth                  9.899770           8.097237            -18.21%                 8,991          2000
Opportunities                  10.000000           9.899770             -1.00%                 2,972          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.488675          17.788368             31.88%                 4,077          2000
Portfolio: Service             10.000000          13.488675             34.89%                    42          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
           (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP Equity-Income               9.335095           9.979686              6.91%                   843          2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:          12.355467          10.845940            -12.22%                 3,479          2000
Service Class - Q/NQ

VIP High Income                 9.698668           7.408463            -23.61%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Money Market               11.321684          11.883085              4.96%                     0          2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:        13.094032          10.449433            -20.20%                   309          2000
Service Class - Q/NQ

VIP II Asset Manager           10.585544          10.024469             -5.30%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:          10.832110           9.344790            -13.73%                   478          2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)           11.308771          10.412956             -7.92%                 2,321          2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500               18.841144          16.867202             -10.48                 1,469          2000
Portfolio - Q/NQ

VIP II Investment Grade        11.362789          12.474251              9.78%                   213          2000
Bond Portfolio - Q/NQ




* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.14%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP III Balanced                9.760484           9.211877             -5.62%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.722441            -12.78%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.047615           9.551417             -4.94%                   914          2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                  9.896444           8.090436            -18.25%                 1,675          2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.484146          17.773446             31.81%                   591          2000
Portfolio: Service
Class-Q/NQ




The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
           (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.331958           9.971310              6.85%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:          12.351314          10.836830            -12.26%                   584          2000
Service Class - Q/NQ

VIP High Income                 9.695407           7.402223            -23.65%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Money Market               10.255839          10.758964              4.91%                     0          2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:        13.089636          10.440659            -20.24%                     0          2000
Service Class - Q/NQ

VIP II Asset Manager           10.581982          10.016038             -5.35%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:          10.828467           9.336943            -13.77%                     0          2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)           11.304975          10.404221             -7.97%                   552          2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500               10.820327           9.681826            -10.52%                 1,658          2000
Portfolio - Q/NQ

VIP II Investment Grade         9.797473          10.750405              9.73%                     0          2000
Bond Portfolio - Q/NQ

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.09%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.757211           9.204144             -5.67%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.721374            -12.79%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.044245           9.543409             -4.99%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                  9.893125           8.083647            -18.29%                     0          2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.479627          17.758535             31.74%                     0          2000
Portfolio: Service
Class-Q/NQ

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
           (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.328815           9.962936              6.80%                 5,439          2000
Portfolio: Service             10.000000           9.328815             -6.71%                   887          1999
Class - Q/NQ

VIP Growth Portfolio:          12.347169          10.827725            -12.31%                15,177          2000
Service Class - Q/NQ           10.000000          12.347169             23.47%                 5,165          1999

VIP High Income                 9.692137           7.396001            -23.69%                   912          2000
Portfolio: Service             10.000000           9.692137             -3.08%                   107          1999
Class - Q/NQ

VIP Money Market               11.285433          11.833100              4.85%                   425          2000
Portfolio* - Q/NQ              10.883253          11.285433              3.70%                     0          1999
                               10.465899          10.883253              3.99%                     0          1998
                               10.000000          10.465899              4.66%                     0          1997

VIP Overseas Portfolio:        13.085254          10.431903            -20.28%                 4,184          2000
Service Class - Q/NQ           10.000000          13.085254             30.85%                 2,248          1999


VIP II Asset Manager           10.578425          10.007639             -5.40%                     0          2000
Portfolio: Service             10.000000          10.578425              5.78%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.824826           9.329098            -13.82%                 2,416          2000
Growth Portfolio:              10.000000          10.824826              8.25%                   219          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.301172          10.395475             -8.01%                 7,042          2000
Portfolio: Service             10.000000          11.301172             13.01%                   311          1999
Class -Q/NQ

VIP II Index 500               18.785022          16.800024            -10.57%                13,185          2000
Portfolio - Q/NQ               15.809112          18.785022             18.82%                 2,681          1999
                               12.494291          15.809112             26.53%                     0          1998
                               10.000000          12.494291             24.94%                     0          1997


*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was
 5.03%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP II Investment Grade        11.326409          12.421795              9.67%                 1,129          2000
Bond Portfolio - Q/NQ          11.609070          11.326409             -2.43%                   481          1999
                               10.817010          11.609070              7.32%                     0          1998
                               10.000000          10.817010              8.17%                     0          1997

VIP III Balanced                9.753925           9.196411             -5.72%                 6,969          2000
Portfolio: Service             10.000000           9.753925             -2.46%                 3,154          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.720312            -12.80%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.040866           9.535389             -5.03%                12,851          2000
Portfolio: Service             10.000000          10.040866              0.41%                 6,204          1999
Class - Q/NQ

VIP III Growth                  9.889792           8.076838            -18.33%                40,600          2000
Opportunities                  10.000000           9.889792             -1.10%                19,140          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.475098          17.743624             31.68%                   885          2000
Portfolio: Service             10.000000          13.475098             34.75%                     0          1999(1)
Class-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
           (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.325673           9.954571              6.74%                34,242          2000
Portfolio: Service             10.000000           9.325673             -6.74%                 3,470          1999
Class - Q/NQ

VIP Growth Portfolio:          12.343020          10.818621            -12.35%                11,079          2000
Service Class - Q/NQ           10.000000          12.343020             23.43%                 2,607          1999

VIP High Income                 9.688885           7.389789            -23.73%                24,195          2000
Portfolio: Service             10.000000           9.688885             -3.11%                     0          1999
Class - Q/NQ

VIP Money Market               10.844055          11.364567              4.80%                     0          2000
Portfolio* - Q/NQ              10.462911          10.844055              3.64%                     0          1999
                               10.066783          10.462911              3.94%                     0          1998
                               10.000000          10.066783              0.67%                     0          1997

VIP Overseas Portfolio:        13.080864          10.423141            -20.32%                 6,910          2000
Service Class - Q/NQ           10.000000          13.080864             30.81%                 1,262          1999

VIP II Asset Manager           10.574877           9.999235             -5.44%                     0          2000
Portfolio: Service             10.000000          10.574877              5.75%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.821191           9.321262            -13.86%                     0          2000
Growth Portfolio:              10.000000          10.821191              8.21%                     0          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.297372          10.386727             -8.06%                 6,974          2000
Portfolio: Service             10.000000          11.297372             12.97%                 2,852          1999
Class -Q/NQ

VIP II Index 500               15.516650          13.870024            -10.61%                10,311          2000
Portfolio - Q/NQ               13.065126          15.516650             18.76%                   190          1999
                               10.330898          13.065126             26.47%                     0          1998
                               10.000000          10.330898              3.31%                     0          1997


* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.98%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP II Investment Grade        10.613518          11.634088              9.62%                   826          2000
Bond Portfolio - Q/NQ          10.883913          10.613518             -2.48%                   257          1999
                               10.146469          10.883913              7.27%                     0          1998
                               10.000000          10.146469              1.46%                     0          1997

VIP III Balanced                9.750647           9.188680             -5.76%                   326          2000
Portfolio: Service             10.000000           9.750647             -2.49%                   115          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.719244            -12.81%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.037482           9.527370             -5.08%                25,912          2000
Portfolio: Service             10.000000          10.037482              0.37%                   284          1999
Class - Q/NQ

VIP III Growth                  9.886469           8.070054            -18.37%                36,264          2000
Opportunities                  10.000000           9.886469             -1.14%                 3,120          19991
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.470580          17.728734             31.61%                 5,061          2000
Portfolio: Service             10.000000          13.470580             34.71%                     0          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
           (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

VIP Equity-Income               9.322535           9.946193              6.69%                   528          2000
Portfolio: Service             10.000000           9.322535             -6.77%                     0          1999
Class - Q/NQ

VIP Growth Portfolio:          12.338879          10.809532            -12.39%                 5,842          2000
Service Class - Q/NQ           10.000000          12.338879             23.39%                 1,137          1999

VIP High Income                 9.685624           7.383568            -23.77%                 2,405          2000
Portfolio: Service             10.000000           9.685624             -3.14%                   267          1999
Class - Q/NQ

VIP Money Market               10.832134          11.346346              4.75%                     0          2000
Portfolio* - Q/NQ              10.456715          10.832134              3.59%                49,021          1999
                               10.065929          10.456715              3.88%                71,766          1998
                               10.000000          10.065929              0.66%                     0          1997

VIP Overseas Portfolio:        13.076471          10.414372            -20.36%                   471          2000
Service Class - Q/NQ           10.000000          13.076471             30.76%                   255          1999


VIP II Asset Manager           10.571321           9.990829             -5.49%                   468          2000
Portfolio: Service             10.000000          10.571321              5.71%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.817549           9.313417            -13.90%                   457          2000
Growth Portfolio:              10.000000          10.817549              8.18%                     0          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.293580          10.378005             -8.11%                 4,504          2000
Portfolio: Service             10.000000          11.293580             12.94%                   565          1999
Class -Q/NQ

VIP II Index 500               15.499687         13.847864             -10.66%                 6,351          2000
Portfolio - Q/NQ               13.057468         15.499687              18.70%                   399          1999
                               10.330070         13.057468              26.40%                     0          1998
                               10.000000         10.330070               3.30%                     0          1997

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.93%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP II Investment Grade        10.601902          11.615489              9.56%                    81          2000
Bond Portfolio - Q/NQ          10.877515          10.601902             -2.53%                   244          1999
                               10.145651          10.877515              7.21%                     0          1998
                               10.000000          10.145651              1.64%                     0          1997

VIP III Balanced                9.747370           9.180959             -5.81%                 2,529          2000
Portfolio: Service             10.000000           9.747370             -2.53%                     0          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.718173            -12.82%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.034112           9.519356             -5.13%                   974          2000
Portfolio: Service             10.000000          10.034112              0.34%                   530          1999
Class - Q/NQ

VIP III Growth                  9.883134           8.063257            -18.41%                 2,900          2000
Opportunities                  10.000000           9.883134             -1.17%                   648          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.466052          17.713831             31.54%                 1,228          2000
Portfolio: Service             10.000000          13.466052             34.66%                    85          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
           (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.319394           9.937826              6.64%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:          12.334723          10.800438            -12.44%                     0          2000
Service Class - Q/NQ

VIP High Income                 9.682359           7.377354            -23.81%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Money Market               10.241878          10.722656              4.69%                     0          2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:        13.072073          10.405612            -20.40%                     0          2000
Service Class - Q/NQ

VIP II Asset Manager           10.567758           9.982426             -5.54%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:          10.813907           9.305583            -13.95%                     0          2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)           11.289773          10.369266             -8.15%                     0          2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500               10.805770           9.649314            -10.70%                 2,613          2000
Portfolio - Q/NQ

VIP II Investment Grade         9.784289          10.714289              9.51%                     0          2000
Bond Portfolio - Q/NQ

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.88%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP III Balanced                9.744082           9.173236             -5.86%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.717108            -12.83%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.030731           9.511361             -5.18%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                  9.879817           8.056480            -18.46%                     0          2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.461529          17.698948             31.48%                     0          2000
Portfolio: Service
Class-Q/NQ

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
           (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.316254           9.929472              6.58%                     0          2000
Portfolio: Service             10.000000           9.316254             -6.84%                     0          1999
Class - Q/NQ

VIP Growth Portfolio:          12.330569          10.791343            -12.48%                10,916          2000
Service Class - Q/NQ           10.000000          12.330569             23.31%                   539          1999

VIP High Income                 9.679099           7.371133            -23.84%                     0          2000
Portfolio: Service             10.000000           9.679099             -3.21%                     0          1999
Class - Q/NQ

VIP Money Market               10.238387          10.713587              4.64%                     0          2000
Portfolio* - Q/NQ              10.000000          10.238387              2.38%                     0          1999

VIP Overseas Portfolio:        13.067686          10.396864            -20.44%                 9,748          2000
Service Class - Q/NQ           10.000000          13.067686             30.68%                     0          1999


VIP II Asset Manager           10.564193           9.974006             -5.59%                     0          2000
Portfolio: Service             10.000000          10.564193              5.64%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.810265           9.297750            -13.99%                     0          2000
Growth Portfolio:              10.000000          10.810265              8.10%                     0          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.285979          10.360545             -8.20%                11,897          2000
Portfolio: Service             10.000000          11.285979             12.86%                   572          1999
Class -Q/NQ

VIP II Index 500               10.802136           9.641192            -10.75%                 1,475          2000
Portfolio - Q/NQ               10.000000          10.802136              8.02%                   765          1999

VIP II Investment Grade         9.780998          10.705289              9.45%                     0          2000
Bond Portfolio - Q/NQ          10.000000           9.780998             -2.19%                     0          1999


* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.83%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP III Balanced                9.740797           9.165506             -5.91%                     0          2000
Portfolio: Service             10.000000           9.740797             -2.59%                     0          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.716039            -12.84%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.027355           9.503349             -5.23%                     0          2000
Portfolio: Service             10.000000          10.027355              0.27%                     0          1999
Class - Q/NQ

VIP III Growth                  9.876485           8.049698            -18.50%                     0          2000
Opportunities                  10.000000           9.876485             -1.24%                     0          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.456992          17.684052             31.41%                     0          2000
Portfolio: Service             10.000000          13.456992             34.57%                     0          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

           (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.313103           9.921112              6.53%                     0          2000
Portfolio: Service             10.000000           9.313103              -6.87                     0          1999
Class - Q/NQ

VIP Growth Portfolio:          12.326422          10.782261            -12.53%                 1,183          2000
Service Class - Q/NQ           10.000000          12.326422             23.26%                     0          1999

VIP High Income                 9.675845           7.364926            -23.88%                     0          2000
Portfolio: Service             10.000000           9.675845             -3.24%                     0          1999
Class - Q/NQ

VIP Money Market               10.234896          10.704521              4.59%                    19          2000
Portfolio* - Q/NQ              10.000000          10.234896              2.35%                     0          1999


VIP Overseas Portfolio:        13.063292          10.388105            -20.48%                     0          2000
Service Class - Q/NQ           10.000000          13.063292             30.63%                     0          1999

VIP II Asset Manager           10.560644           9.965624             -5.63%                     0          2000
Portfolio: Service             10.000000          10.560644              5.61%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.806627           9.289927            -14.03%                     0          2000
Growth Portfolio:              10.000000          10.806627              8.07%                     0          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.282174          10.351820             -8.25%                 1,680          2000
Portfolio: Service             10.000000          11.282174             12.82%                   397          1999
Class -Q/NQ

VIP II Index 500               10.798506           9.633081            -10.79%                 3,975          2000
Portfolio - Q/NQ               10.000000          10.798506              7.99%                   271          1999

VIP II Investment Grade         9.777709          10.696269              9.39%                     0          2000
Bond Portfolio - Q/NQ          10.000000           9.777709             -2.22%                     0          1999



* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.78%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.737517           9.157788             -5.95%                     0          2000
Portfolio: Service             10.000000           9.737517             -2.62%                     0          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.714972            -12.85%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.023974           9.495348             -5.27%                     0          2000
Portfolio: Service             10.000000          10.023974              0.24%                     0          1999
Class - Q/NQ

VIP III Growth                  9.873148           8.042899            -18.54%                     0          2000
Opportunities                  10.000000           9.873148             -1.27%                     0          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.452461          17.669167             31.35%                     0          2000
Portfolio: Service             10.000000          13.452461             34.52%                     0          1999(1)
Class-Q/NQ




(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
           (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.309967           9.912757              6.47%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:          12.322268          10.773174            -12.57%                     0          2000
Service Class - Q/NQ

VIP High Income                 9.672582           7.358723            -23.92%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Money Market               10.231401          10.695455              4.54%                     0          2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:        13.058898          10.379362            -20.52%                     0          2000
Service Class - Q/NQ

VIP II Asset Manager           10.557084           9.957220             -5.68%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:          10.802974           9.282090            -14.08%                     0          2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)           11.278366          10.343090             -8.29%                     0          2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500               10.794851           9.624951            -10.84%                 2,702          2000
Portfolio - Q/NQ

VIP II Investment Grade         9.774410          10.687263              9.34%                     0          2000
Bond Portfolio - Q/NQ




* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.73%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.734233           9.150065             -6.00%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.713906            -12.86%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.020589           9.487345             -5.32%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                  9.869824           8.036133            -18.58%                     0          2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.447936          17.654305             31.28%                     0          2000
Portfolio: Service
Class-Q/NQ

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
           (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP Equity-Income               9.303685           9.896058              6.37%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:          12.313961          10.755009            -12.66%                     0          2000
Service Class - Q/NQ

VIP High Income                 9.666051           7.346312            -24.00%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Money Market               10.224413          10.677336              4.43%                     0          2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:        13.050088          10.361858            -20.60%                     0          2000
Service Class - Q/NQ

VIP II Asset Manager           10.549959           9.940444             -5.78%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:          10.795690           9.266441            -14.17%                     0          2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)           11.270766          10.325655             -8.39%                     0          2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500               10.787578           9.608747            -10.93%                   118          2000
Portfolio - Q/NQ

VIP II Investment Grade         9.767809          10.669248              9.23%                     0          2000
Bond Portfolio - Q/NQ

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.63%.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP III Balanced                9.727660           9.134653             -6.10%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.711768            -12.88%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.013822           9.471352             -5.42%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                  9.863165           8.022575            -18.66%                     0          2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.438879          17.624573             31.15%                     0          2000
Portfolio: Service
Class-Q/NQ

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
           (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                            VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                            PERIOD

VIP Equity-Income               9.300541           9.887701              6.31%                     0          2000
Portfolio: Service             10.000000           9.300541             -6.99%                     0          1999
Class - Q/NQ

VIP Growth Portfolio:          12.309803          10.745932            -12.70%                     0          2000
Service Class - Q/NQ           10.000000          12.309803             23.10%                     0          1999

VIP High Income                 9.662795           7.340109            -24.04%                     0          2000
Portfolio: Service             10.000000           9.662795             -3.37%                     0          1999
Class - Q/NQ

VIP Money Market               10.220920          10.668284              4.38%                     0          2000
Portfolio* - Q/NQ              10.000000          10.220920              2.21%                     0          1999

VIP Overseas Portfolio:        13.045702          10.353122            -20.64%                     0          2000
Service Class - Q/NQ           10.000000          13.045702             30.46%                     0          1999

VIP II Asset Manager           10.549398           9.932061             -5.83%                     0          2000
Portfolio: Service             10.000000          10.549398              5.46%                     0          1999
Class - Q/NQ

VIP II Asset Manager:          10.792052           9.258620            -14.21%                     0          2000
Growth Portfolio:              10.000000          10.792052              7.92%                     0          1999
Service Class - Q/NQ

VIP II Contrafund(R)           11.266962          10.316947              8.43%                   253          2000
Portfolio: Service             10.000000          11.266962             12.67%                   253          1999
Class -Q/NQ

VIP II Index 500               10.783929           9.600631            -10.97%                   253          2000
Portfolio - Q/NQ               10.000000          10.783929              7.84%                   253          1999

VIP II Investment Grade         9.764515          10.660253              9.17%                     0          2000
Bond Portfolio - Q/NQ          10.000000           9.764515             -2.35%                     0          1999

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 4.58%.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP III Balanced                9.724377           9.126937             -6.14%                     0          2000
Portfolio: Service             10.000000           9.724377             -2.76%                     0          1999
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.710698            -12.89%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.010436           9.463349             -5.47%                     0          2000
Portfolio: Service             10.000000          10.010436              0.10%                     0          1999
Class - Q/NQ

VIP III Growth                  9.859832           8.015802            -18.70%                     0          2000
Opportunities                  10.000000           9.859832             -1.40%                     0          1999
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                13.434341          17.609700             31.08%                     0          2000
Portfolio: Service             10.000000          13.434341             34.34%                     0          1999(1)
Class-Q/NQ

(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)
           (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP Equity-Income              10.000000          10.464530              4.65%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Growth Portfolio:          10.000000           8.754522            -12.45%                     0          2000
Service Class - Q/NQ

VIP High Income                10.000000           8.136162            -18.64%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP Money Market               10.000000          10.247923              2.48%                     0          2000
Portfolio* - Q/NQ

VIP Overseas Portfolio:        10.000000           8.619982            -13.80%                     0          2000
Service Class - Q/NQ

VIP II Asset Manager           10.000000           9.561007             -4.39%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager:          10.000000           8.926409            -10.74%                     0          2000
Growth Portfolio:
Service Class - Q/NQ

VIP II Contrafund(R)           10.000000           9.471292             -5.29%                     0          2000
Portfolio: Service
Class -Q/NQ

VIP II Index 500               10.000000           8.891308            -11.09%                     0          2000
Portfolio - Q/NQ

VIP II Investment Grade        10.000000          10.751562              7.52%                     0          2000
Bond Portfolio - Q/NQ

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 3.71%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

VIP III Balanced               10.000000           9.596687             -4.03%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.692447            -13.08%                     0          2000
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Growth & Income        10.000000           9.791905             -2.08%                     0          2000
Portfolio: Service
Class - Q/NQ

VIP III Growth                 10.000000           8.685294            -13.15%                     0          2000
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Mid Cap                10.000000          11.485172             14.85%                     0          2000
Portfolio: Service
Class-Q/NQ

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, no Condensed Financial Information is available.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Fidelity Advisor Variable Account:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
     Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       2,587,209 shares (cost $62,678,714) .................................................................          $   66,025,568
     Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
       3,788,121 shares (cost $176,336,840) ................................................................             165,351,472
     Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
       9,799,762 shares (cost $103,970,442) ................................................................              80,162,053
     Fidelity VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
       64,297,585 shares (cost $64,297,585) ................................................................              64,297,585
     Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       3,991,908 shares (cost $84,762,473) .................................................................              79,798,235
     Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       1,063,743 shares (cost $18,056,907) .................................................................              17,019,894
     Fidelity VIP-II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
       891,744 shares (cost $14,337,547) ...................................................................              12,850,032
     Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
       5,436,126 shares (cost $123,711,583) ................................................................             129,053,634
     Fidelity VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
       1,227,862 shares (cost $177,743,228) ................................................................             183,602,276
     Fidelity VIP-II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
       5,675,253 shares (cost $69,420,108) .................................................................              71,451,435
     Fidelity VIP-III - Balanced Portfolio: Initial Class (FidVIPBal)
       7,528,620 shares (cost $96,745,156) .................................................................             108,788,563
     Fidelity VIP-III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
       4,063,724 shares (cost $59,619,919) .................................................................              62,012,428
     Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       22,869,460 shares (cost $394,726,266) ...............................................................             405,704,219
     Fidelity VIP-III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
       148,259 shares (cost $2,796,091) ....................................................................               3,002,244
     Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       1,834,348 shares (cost $44,869,661) .................................................................              46,684,167
     Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
       2,586,390 shares (cost $121,798,852) ................................................................             112,507,943
     Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
       3,704,277 shares (cost $40,752,370) .................................................................              30,189,855
     Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       1,226,538 shares (cost $28,723,579) .................................................................              24,457,169
     Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
       742,265 shares (cost $12,669,637) ...................................................................              11,809,430

     Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
       604,936 shares (cost $9,879,917) ....................................................................               8,656,627
     Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
       2,805,734 shares (cost $70,187,003) .................................................................              66,411,726
     Fidelity VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
       1,775,162 shares (cost $27,356,389) .................................................................              25,544,586
     Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
       64,130 shares (cost $594,773) .......................................................................                 547,667
     Fidelity VIP-III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
       4,166,085 shares (cost $66,030,678) .................................................................              63,282,824
     Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       4,839,685 shares (cost $104,643,191) ................................................................              85,662,424
     Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
       1,386,777 shares (cost $26,443,012) .................................................................              28,040,622
     Fidelity VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
       295,866 shares (cost $7,151,636) ....................................................................               7,517,967
     Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
       614,272 shares (cost $29,954,976) ...................................................................              26,677,842
     Fidelity VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
       526,589 shares (cost $4,889,644) ....................................................................               4,281,170
     Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)
       398,011 shares (cost $8,741,796) ....................................................................               7,920,423
     Fidelity VIP-II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
       197,701 shares (cost $3,238,679) ....................................................................               3,141,466
     Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
       210,813 shares (cost $3,284,291) ....................................................................               3,012,524
     Fidelity VIP-II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
       600,600 shares (cost $14,754,580) ...................................................................              14,198,194
     Fidelity VIP-III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
       303,806 shares (cost $4,509,121) ....................................................................               4,365,696
     Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
       140,656 shares (cost $1,261,413) ....................................................................               1,201,202
     Fidelity VIP-III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
       757,836 shares (cost $11,748,326) ...................................................................              11,496,378
     Fidelity VIP-III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
       537,292 shares (cost $10,582,079) ...................................................................               9,499,318
     Fidelity VIP-III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
       690,078 shares (cost $13,281,306) ...................................................................              13,939,566
                                                                                                                      --------------
          Total investments ................................................................................           2,060,166,424
   Accounts receivable .....................................................................................                 --
                                                                                                                      --------------
          Total assets .....................................................................................           2,060,166,424
ACCOUNTS PAYABLE ...........................................................................................                 108,927
                                                                                                                      --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................          $2,060,057,497
                                                                                                                      ==============


See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                                EQUITY-                        HIGH           MONEY
                                                                INCOME         GROWTH         INCOME         MARKET
                                                 TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             -------------    -----------    -----------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $  44,143,793      1,188,897        162,509      8,858,707       4,138,530
  Mortality and expense risk charges
    (note 2) .............................     (28,614,225)      (904,978)    (2,521,367)    (1,528,591)       (885,994)
                                             -------------    -----------    -----------    -----------    ------------
    Net investment activity ..............      15,529,568        283,919     (2,358,858)     7,330,116       3,252,536
                                             -------------    -----------    -----------    -----------    ------------

  Proceeds from mutual funds shares sold .     654,001,395     16,853,842     14,336,700     64,191,426     136,836,092
  Cost of mutual fund shares sold ........    (557,968,791)   (16,035,764)   (10,846,706)   (80,842,754)   (136,836,092)
                                             -------------    -----------    -----------    -----------    ------------
    Realized gain (loss) on investments ..      96,032,604        818,078      3,489,994    (16,651,328)             --
  Change in unrealized gain (loss)
    on investments .......................    (518,333,773)    (1,805,885)   (41,996,672)   (16,532,326)             --
                                             -------------    -----------    -----------    -----------    ------------
    Net gain (loss) on investments .......    (422,301,169)      (987,807)   (38,506,678)   (33,183,654)             --
                                             -------------    -----------    -----------    -----------    ------------
  Reinvested capital gains ...............     136,402,272      4,479,099     16,169,656             --              --
                                             -------------    -----------    -----------    -----------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   $(270,369,329)     3,775,211    (24,695,880)   (25,853,538)      3,252,536
                                             =============    ===========    ===========    ===========    ============


                                                                            ASSET
                                                               ASSET       MANAGER:
                                               OVERSEAS       MANAGER       GROWTH
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................     1,465,915       628,850       309,267
  Mortality and expense risk charges
    (note 2) .............................    (1,395,283)     (262,955)     (207,866)
                                             -----------    ----------    ----------
    Net investment activity ..............        70,632       365,895       101,401
                                             -----------    ----------    ----------

  Proceeds from mutual funds shares sold .    26,317,332     4,967,002     3,896,081
  Cost of mutual fund shares sold ........   (21,185,276)   (5,232,299)   (3,732,052)
                                             -----------    ----------    ----------
    Realized gain (loss) on investments ..     5,132,056      (265,297)      164,029
  Change in unrealized gain (loss)
    on investments .......................   (36,149,758)   (2,548,333)   (3,642,384)
                                             -----------    ----------    ----------
    Net gain (loss) on investments .......   (31,017,702)   (2,813,630)   (3,478,355)
                                             -----------    ----------    ----------
  Reinvested capital gains ...............     9,231,304     1,481,527     1,253,786
                                             -----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   (21,715,766)     (966,208)   (2,123,168)
                                             ===========    ==========    ==========


                                                                             INVESTMENT                     GROWTH
                                              CONTRAFUND      INDEX 500      GRADE BOND     BALANCED       & INCOME
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ------------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    458,572      1,800,685      4,438,684      4,428,912        795,542
  Mortality and expense risk charges
    (note 2) .............................     (1,935,178)    (2,261,888)      (806,160)    (1,791,447)      (934,705)
                                             ------------    -----------    -----------    -----------    -----------
  Net investment activity ................     (1,476,606)      (461,203)     3,632,524      2,637,465       (139,163)
                                             ------------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .     12,795,843     20,914,124     17,186,420     40,168,980     15,367,192
  Cost of mutual fund shares sold ........     (8,304,148)   (13,887,378)   (17,354,041)   (29,869,413)   (11,251,611)
                                             ------------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..      4,491,695      7,026,746       (167,621)    10,299,567      4,115,581
  Change in unrealized gain (loss)
    on investments .......................    (30,864,699)   (27,940,443)     2,694,015    (23,983,666)   (12,661,512)
                                             ------------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......    (26,373,004)   (20,913,697)     2,526,394    (13,684,099)    (8,545,931)
                                             ------------    -----------    -----------    -----------    -----------
  Reinvested capital gains ...............     16,646,176        787,126             --      3,690,760      5,191,956
                                             ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   $(11,203,434)   (20,587,774)     6,158,918     (7,355,874)    (3,493,138)
                                             ============    ===========    ===========    ===========    ===========


                                                 GROWTH                   EQUITY-INCOME
                                              OPPORTUNITIES    MID CAP      PORTFOLIO:
                                                PORTFOLIO     PORTFOLIO   SERVICE CLASS
                                              -------------   ---------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................        8,086,703      11,806        673,911
  Mortality and expense risk charges
    (note 2) .............................       (7,497,700)    (24,515)      (421,370)
                                               ------------    --------    -----------
  Net investment activity ................          589,003     (12,709)       252,541
                                               ------------    --------    -----------

  Proceeds from mutual funds shares sold .      206,123,580     543,538      9,668,377
  Cost of mutual fund shares sold ........     (131,557,871)   (407,915)   (10,230,941)
                                               ------------    --------    -----------
    Realized gain (loss) on investments ..       74,565,709     135,623       (562,564)
  Change in unrealized gain (loss)
    on investments .......................     (219,584,853)    168,916        988,349
                                               ------------    --------    -----------
    Net gain (loss) on investments .......     (145,019,144)    304,539        425,785
                                               ------------    --------    -----------
  Reinvested capital gains ...............       41,011,135       1,834      2,599,370
                                               ------------    --------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (103,419,006)    293,664      3,277,696
                                               ============    ========    ===========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                                                                                              ASSET
                                                                                                 ASSET       MANAGER
                                                     GROWTH      HIGH INCOME    OVERSEAS        MANAGER      GROWTH
                                                   PORTFOLIO:     PORTFOLIO:    PORTFOLIO:     PORTFOLIO:   PORTFOLIO:
                                                    SERVICE        SERVICE       SERVICE        SERVICE      SERVICE
                                                     CLASS          CLASS         CLASS          CLASS        CLASS
                                                 ------------    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $     92,922      2,709,270       305,314       360,044       168,731
  Mortality and expense risk charges
    (note 2) .................................     (1,196,291)      (381,261)     (269,432)     (118,472)      (89,442)
                                                 ------------    -----------    ----------    ----------    ----------
    Net investment activity ..................     (1,103,369)     2,328,009        35,882       241,572        79,289
                                                 ------------    -----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....      5,382,874      6,765,632     8,803,958     1,909,318     1,367,281
  Cost of mutual fund shares sold ............     (4,058,886)    (9,121,726)   (7,794,252)   (1,970,843)   (1,328,132)
                                                 ------------    -----------    ----------    ----------    ----------
  Realized gain (loss) on investments ........      1,323,988     (2,356,094)    1,009,706       (61,525)       39,149
  Change in unrealized gain (loss)
    on investments ...........................    (27,516,465)    (9,694,123)   (8,920,436)   (1,654,223)   (2,075,581)
                                                 ------------    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ...........    (26,192,477)   (12,050,217)   (7,910,730)   (1,715,748)   (2,036,432)
                                                 ------------    -----------    ----------    ----------    ----------
  Reinvested capital gains ...................     11,094,915             --     1,976,060       862,863       703,046
                                                 ------------    -----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations   $(16,200,931)    (9,722,208)   (5,898,788)     (611,313)   (1,254,097)
                                                 ============    ===========    ==========    ==========    ==========


                                                                              DYNANIC
                                                                              CAPITAL
                                                 CONTRAFUND     BALANCED      APPRECI-
                                                  PORTFOLIO:    PORTFOLIO:     ATION:
                                                   SERVICE       SERVICE      SERVICE
                                                    CLASS         CLASS        CLASS
                                                 -----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................       207,533       787,716          --
  Mortality and expense risk charges
    (note 2) .................................      (669,276)     (262,088)       (862)
                                                 -----------    ----------    --------
    Net investment activity ..................      (461,743)      525,628        (862)
                                                 -----------    ----------    --------

  Proceeds from mutual funds shares sold .....     5,350,385     3,289,433     583,157
  Cost of mutual fund shares sold ............    (4,619,915)   (3,361,312)   (602,716)
                                                 -----------    ----------    --------
    Realized gain (loss) on investments ......       730,470       (71,879)    (19,559)
  Change in unrealized gain (loss)
    on investments ...........................   (13,197,734)   (2,548,359)    (47,105)
                                                 -----------    ----------    --------
    Net gain (loss) on investments ...........   (12,467,264)   (2,620,238)    (66,664)
                                                 -----------    ----------    --------
  Reinvested capital gains ...................     7,533,464       670,396          --
                                                 -----------    ----------    --------
    Net increase (decrease) in contract
      owners' equity resulting from operations    (5,395,543)   (1,424,214)    (67,526)
                                                 ===========    ==========    ========


                                                 GROWTH         GROWTH                      EQUITY-                    HIGH
                                                & INCOME     OPPORTUNITIES     MID CAP      INCOME        GROWTH      INCOME
                                                PORTFOLIO:     PORTFOLIO:     PORTFOLIO:   PORTFOLIO:    PORTFOLIO:  PORTFOLIO:
                                                 SERVICE        SERVICE        SERVICE      SERVICE       SERVICE     SERVICE
                                                  CLASS          CLASS          CLASS       CLASS 2       CLASS 2     CLASS 2
                                                ----------     ----------     ----------   ----------    ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................   $   681,847      1,244,462         97,652          --            --          --
  Mortality and expense risk charges
    (note 2) ...............................      (636,670)      (993,048)      (198,346)    (23,551)     (109,590)    (16,051)
                                               -----------    -----------    -----------    --------    ----------    --------
    Net investment activity ................        45,177        251,414       (100,694)    (23,551)     (109,590)    (16,051)
                                               -----------    -----------    -----------    --------    ----------    --------

  Proceeds from mutual funds shares sold ...     5,809,806     11,986,180     10,721,509     284,708         3,648       6,010
  Cost of mutual fund shares sold ..........    (5,304,980)   (12,044,548)    (8,310,704)   (270,856)       (3,528)     (7,367)
                                               -----------    -----------    -----------    --------    ----------    --------
    Realized gain (loss) on investments ....       504,826        (58,368)     2,410,805      13,852           120      (1,357)
  Change in unrealized gain (loss)
    on investments .........................    (7,738,050)   (25,908,804)       972,458     366,331    (3,277,134)   (608,473)
                                               -----------    -----------    -----------    --------    ----------    --------
    Net gain (loss) on investments .........    (7,233,224)   (25,967,172)     3,383,263     380,183    (3,277,014)   (609,830)
                                               -----------    -----------    -----------    --------    ----------    --------
  Reinvested capital gains .................     4,449,952      6,544,946         22,901          --            --          --
                                               -----------    -----------    -----------    --------    ----------    --------
    Net increase (decrease) in contract
        owners' equity resulting from
          operations                           $(2,738,095)   (19,170,812)     3,305,470     356,632    (3,386,604)   (625,881)
                                               ===========    ===========    ===========    ========    ==========    ========


                                                             ASSET
                                                OVERSEAS    MANAGER
                                               PORTFOLIO:  PORTFOLIO:
                                                SERVICE     SERVICE
                                                CLASS 2     CLASS 2
                                               ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................          --          --
  Mortality and expense risk charges
    (note 2) ...............................     (35,191)    (11,669)
                                                --------    --------
    Net investment activity ................     (35,191)    (11,669)
                                                --------    --------

  Proceeds from mutual funds shares sold ...     774,104      66,633
  Cost of mutual fund shares sold ..........    (826,529)    (65,273)
                                                --------    --------
    Realized gain (loss) on investments ....     (52,425)      1,360
  Change in unrealized gain (loss)
    on investments .........................    (821,373)    (97,213)
                                                --------    --------
    Net gain (loss) on investments .........    (873,798)    (95,853)
                                                --------    --------
  Reinvested capital gains .................          --          --
                                                --------    --------
    Net increase (decrease) in contract
      owners' equity resulting from
        operations                              (908,989)   (107,522)
                                                ========    ========


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                       ASSET MANAGER                              DYNAMIC       GROWTH        GROWTH
                                          GROWTH       CONTRAFUND    BALANCED     CAPITAL      & INCOME    OPPORTUNITIES   MID CAP
                                        PORTFOLIO:     PORTFOLIO:   PORTFOLIO:  APPRECIATION:  PORTFOLIO:    PORTFOLIO:   PORTFOLIO:
                                         SERVICE        SERVICE      SERVICE      SERVICE       SERVICE       SERVICE      SERVICE
                                         CLASS 2        CLASS 2      CLASS 2      CLASS 2       CLASS 2       CLASS 2      CLASS 2
                                         -------        -------      -------      -------       -------       -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $      --            --           --           --            --             --      40,812
  Mortality and expense
    risk charges (note 2) ...........    (11,664)      (56,047)     (16,082)      (1,692)      (47,549)       (39,824)    (50,130)
                                        --------      --------     --------      -------      --------     ----------     -------
  Net investment activity ...........    (11,664)      (56,047)     (16,082)      (1,692)      (47,549)       (39,824)     (9,318)
                                        --------      --------     --------      -------      --------     ----------     -------

Proceeds from mutual
  funds shares sold .................    239,417       355,525       15,025        2,154        15,407             59     102,643
Cost of mutual fund shares sold .....   (233,196)     (350,782)     (14,709)      (2,230)      (14,551)           (58)    (87,437)
                                        --------      --------     --------      -------      --------     ----------     -------
  Realized gain (loss) on investments      6,221         4,743          316          (76)          856              1      15,206
Change in unrealized gain (loss)
  on investments ....................   (271,767)     (556,386)    (143,425)     (60,211)     (251,948)    (1,082,761)    658,260
                                        --------      --------     --------      -------      --------     ----------     -------
  Net gain (loss) on investments ....   (265,546)     (551,643)    (143,109)     (60,287)     (251,092)    (1,082,760)    673,466
                                        --------      --------     --------      -------      --------     ----------     -------
Reinvested capital gains ............         --            --           --           --            --             --          --
                                        --------      --------     --------      -------      --------     ----------     -------
  Net increase (decrease) in
    contract owners' equity resulting
      from operations ...............  $(277,210)     (607,690)    (159,191)     (61,979)     (298,641)    (1,122,584)    664,148
                                       =========      ========     ========      =======      ========     ==========     =======

See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 TOTAL                      EQUITY-INCOME PORTFOLIO
                                                 -----                      -----------------------
                                         2000              1999              2000              1999
                                         ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .....    $    15,529,568        12,724,446           283,919           (33,336)
  Realized gain (loss)
    on investments ..........         96,032,604        67,314,046           818,078         1,629,951
  Change in unrealized
    gain (loss)
    on investments ..........       (518,333,773)       69,194,861        (1,805,885)         (708,537)
  Reinvested capital gains ..        136,402,272        42,261,919         4,479,099         2,195,110
                                 ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations .......       (270,369,329)      191,495,272         3,775,211         3,083,188
                                 ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ....        354,556,600       504,325,224         2,479,768         9,900,333
  Transfers between funds ...                 --                --        (4,821,976)         (618,361)
  Redemptions ...............       (338,128,885)     (190,416,697)       (9,781,742)       (4,720,663)
  Annuity benefits ..........           (155,021)          (85,693)          (15,734)           (1,431)
  Annual contract maintenance
    charges (note 2) ........           (171,557)         (158,183)           (6,051)           (5,876)
  Contingent deferred sales
    charges (note 2) ........         (6,898,752)       (3,988,925)         (224,625)         (100,888)
  Adjustments to maintain
    reserves ................           (264,592)            5,308             2,211               722
                                 ---------------   ---------------   ---------------   ---------------

      Net equity transactions          8,937,793       309,681,034       (12,368,149)        4,453,836
                                 ---------------   ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............       (261,431,536)      501,176,306        (8,592,938)        7,537,024
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .......      2,321,489,033     1,820,312,727        74,620,680        67,083,656
                                 ---------------   ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .............    $ 2,060,057,497     2,321,489,033        66,027,742        74,620,680
                                 ===============   ===============   ===============   ===============


CHANGES IN UNITS:
  Beginning units ...........      138,537,928       111,765,581         5,321,389         5,007,234
                               ---------------   ---------------   ---------------   ---------------
  Units purchased ...........       66,251,996        69,326,758           842,631         1,316,647
  Units redeemed ............      (60,410,432)      (42,554,411)       (1,756,270)       (1,002,492)
                               ---------------   ---------------   ---------------   ---------------
  Ending units ..............      144,379,492       138,537,928         4,407,750         5,321,389
                               ===============   ===============   ===============   ===============

                                            GROWTH PORTFOLIO                 HIGH INCOME PORTFOLIO
                                            ----------------                 ---------------------
                                         2000              1999              2000              1999
                                         ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .....    $    (2,358,858)       (1,049,332)        7,330,116        12,054,858
  Realized gain (loss)
    on investments ..........          3,489,994         2,110,260       (16,651,328)       (3,166,660)
  Change in unrealized
    gain (loss)
    on investments ..........        (41,996,672)       20,166,961       (16,532,326)          767,153
  Reinvested capital gains ..         16,169,656         6,499,195                --           529,779
                                 ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations .......        (24,695,880)       27,727,084       (25,853,538)       10,185,130
                                 ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ....         11,634,702        16,137,604         2,429,272         9,395,187
  Transfers between funds ...         84,349,689        33,381,036       (17,671,048)      (15,621,078)
  Redemptions ...............        (32,328,777)       (6,117,319)      (21,971,391)      (14,372,343)
  Annuity benefits ..........                 --                --            (5,311)           (4,954)
  Annual contract maintenance
    charges (note 2) ........            (16,093)           (6,152)           (8,244)           (9,612)
  Contingent deferred sales
    charges (note 2) ........           (617,824)         (161,209)         (467,855)         (279,317)
  Adjustments to maintain
    reserves ................            (16,518)            1,147           (45,354)            1,314
                                 ---------------   ---------------   ---------------   ---------------

      Net equity transactions         63,005,179        43,235,107       (37,739,920)      (20,890,803)
                                 ---------------   ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............         38,309,299        70,962,191       (63,593,469)      (10,705,673)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .......        127,025,604        56,063,413       143,714,163       154,419,836
                                 ---------------   ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .............    $   165,334,903       127,025,604        80,120,694       143,714,163
                                 ===============   ===============   ===============   ===============


CHANGES IN UNITS:
  Beginning units ...........        5,918,822         3,534,403        12,082,053        13,830,083
                                 -------------   ---------------   ---------------   ---------------
  Units purchased ...........        5,443,696         3,669,788         3,020,423         3,914,326
  Units redeemed ............       (2,589,636)       (1,285,369)       (6,285,636)       (5,662,356)
                                 -------------   ---------------   ---------------   ---------------
  Ending units ..............        8,772,882         5,918,822         8,816,840        12,082,053
                                 =============   ===============   ===============   ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               MONEY MARKET PORTFOLIO             OVERSEAS PORTFOLIO
                                               ----------------------             ------------------
                                                2000            1999             2000            1999
                                                ----            ----             ----            ----
INVESTMENT ACTIVITY:
  Net investment income ................    $  3,252,536        2,715,058           70,632           62,745
  Realized gain (loss) on investments ..              --               --        5,132,056        2,680,630
  Change in unrealized gain (loss)
    on investments .....................              --               --      (36,149,758)      25,185,085
  Reinvested capital gains .............              --               --        9,231,304        1,957,670
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       3,252,536        2,715,058      (21,715,766)      29,886,130
                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      18,348,561       26,511,672        2,823,214        3,262,244
  Transfers between funds ..............      (2,772,183)       9,240,481       13,043,401       (2,781,022)
  Redemptions ..........................     (32,477,735)     (22,510,342)     (17,057,441)      (6,667,363)
  Annuity benefits .....................          (8,449)              --           (3,605)              --
  Annual contract maintenance charges
    (note 2) ...........................          (3,680)          (3,937)          (9,923)          (7,815)
  Contingent deferred sales charges
    (note 2) ...........................        (729,823)        (532,748)        (300,990)        (122,323)
  Adjustments to maintain reserves .....          (6,282)           1,229          (24,702)           3,278
                                            ------------     ------------     ------------     ------------
      Net equity transactions ..........     (17,649,591)      12,706,355       (1,530,046)      (6,313,001)
                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     (14,397,055)      15,421,413      (23,245,812)      23,573,129
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      78,688,253       63,266,840      103,020,698       79,447,569
                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $ 64,291,198       78,688,253       79,774,886      103,020,698
                                            ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ......................       7,052,083        5,878,324        5,705,561        6,183,934
                                            ------------     ------------     ------------     ------------
  Units purchased ......................      13,713,107       14,787,108        2,499,790        1,368,735
  Units redeemed .......................     (15,264,028)     (13,613,349)      (2,664,631)      (1,847,108)
                                            ------------     ------------     ------------     ------------
  Ending units .........................       5,501,162        7,052,083        5,540,720        5,705,561
                                            ============     ============     ============     ============

                                                                                      ASSET MANAGER:
                                                 ASSET MANAGER PORTFOLIO             GROWTH PORTFOLIO
                                                 -----------------------             ----------------
                                                  2000             1999            2000            1999
                                                  ----             ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ................    $    365,895          268,804          101,401          124,730
  Realized gain (loss) on investments ..        (265,297)         237,067          164,029          449,177
  Change in unrealized gain (loss)
    on investments .....................      (2,548,333)         530,833       (3,642,384)         769,030
  Reinvested capital gains .............       1,481,527          652,464        1,253,786          547,838
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................        (966,208)       1,689,168       (2,123,168)       1,890,775
                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................       1,124,231        2,953,233        1,249,039        1,761,923
  Transfers between funds ..............         477,978        1,397,881          909,872          266,037
  Redemptions ..........................      (3,292,871)      (1,361,279)      (2,844,678)      (1,359,200)
  Annuity benefits .....................         (21,857)         (20,740)              --               --
  Annual contract maintenance charges
    (note 2) ...........................          (1,571)          (1,232)          (1,465)          (1,216)
  Contingent deferred sales charges
    (note 2) ...........................         (68,400)         (16,832)         (69,667)         (33,461)
  Adjustments to maintain reserves .....          (3,462)            (227)          (5,277)            (402)
                                            ------------     ------------     ------------     ------------
      Net equity transactions ..........      (1,785,952)       2,950,804         (762,176)         633,681
                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (2,752,160)       4,639,972       (2,885,344)       2,524,456
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      19,808,954       15,168,982       15,748,525       13,224,069
                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $ 17,056,794       19,808,954       12,863,181       15,748,525
                                            ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ......................       1,371,570        1,147,137        1,005,749          960,123
                                            ------------     ------------     ------------     ------------
  Units purchased ......................         314,358          507,334          256,743          253,677
  Units redeemed .......................        (438,543)        (282,901)        (311,160)        (208,051)
                                            ------------     ------------     ------------     ------------
  Ending units .........................       1,247,385        1,371,570          951,332        1,005,749
                                            ============     ============     ============     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  CONTRAFUND PORTFOLIO                INDEX 500 PORTFOLIO
                                                  --------------------                -------------------
                                                 2000              1999              2000              1999
                                                 ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $  (1,476,606)       (1,012,288)         (461,203)         (725,514)
  Realized gain (loss) on investments .        4,491,695         2,792,679         7,026,746         2,272,729
  Change in unrealized gain (loss)
    on investments ....................      (30,864,699)       16,939,484       (27,940,443)       20,210,817
  Reinvested capital gains ............       16,646,176         3,142,250           787,126           539,621
                                           --------------    -------------     -------------     -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (11,203,434)       21,862,125       (20,587,774)       22,297,653
                                           -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        7,583,306        15,425,435        39,857,034        68,490,724
  Transfers between funds .............       27,738,783        12,598,577        14,551,568        11,972,027
  Redemptions .........................      (19,899,217)       (9,111,482)      (19,610,863)       (7,784,885)
  Annuity benefits ....................          (26,793)           (5,188)           (4,243)           (4,205)
  Annual contract maintenance charges
    (note 2) ..........................          (15,073)           (9,550)          (10,949)           (7,966)
  Contingent deferred sales charges
    (note 2) ..........................         (370,937)         (241,426)         (449,218)         (192,353)
  Adjustments to maintain reserves ....          (41,644)            1,500           (15,989)           10,932
                                           -------------     -------------     -------------     -------------
      Net equity transactions .........       14,968,425        18,657,866        34,317,340        72,484,274
                                           -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        3,764,991        40,519,991        13,729,566        94,781,927
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      125,247,172        84,727,181       169,943,912        75,161,985
                                           -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 129,012,163       125,247,172       183,673,478       169,943,912
                                           =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................        6,829,277         5,654,848        10,298,457         5,042,571
                                           -------------     -------------     -------------     -------------
  Units purchased .....................        2,644,383         2,622,438         4,507,732         6,662,239
  Units redeemed ......................       (1,829,243)       (1,448,009)       (2,208,246)       (1,406,353)
                                           -------------     -------------     -------------     -------------
  Ending units ........................        7,644,417         6,829,277        12,597,943        10,298,457
                                           =============     =============     =============     =============


                                                     INVESTMENT GRADE
                                                      BOND PORTFOLIO                    BALANCED PORTFOLIO
                                                      --------------                    ------------------
                                                  2000              1999              2000              1999
                                                  ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $   3,632,524         1,427,711         2,637,465         1,525,651
  Realized gain (loss) on investments .         (167,621)          502,934        10,299,567         6,904,983
  Change in unrealized gain (loss)
    on investments ....................        2,694,015        (4,009,453)      (23,983,666)       (7,941,415)
  Reinvested capital gains ............               --           698,107         3,690,760         4,410,726
                                           -------------     -------------     -------------     -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        6,158,918        (1,380,701)       (7,355,874)        4,899,945
                                           -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       10,084,426        22,958,668         2,512,858         8,215,363
  Transfers between funds .............       (1,306,791)       (3,773,589)      (14,296,716)       (9,589,452)
  Redemptions .........................       (9,400,922)       (5,679,223)      (24,935,631)      (15,577,451)
  Annuity benefits ....................          (30,090)          (18,508)          (17,194)          (11,164)
  Annual contract maintenance charges
    (note 2) ..........................           (2,421)           (2,389)          (13,649)          (14,592)
  Contingent deferred sales charges
    (note 2) ..........................         (181,027)          (97,638)         (434,430)         (268,374)
  Adjustments to maintain reserves ....          (25,650)              668           (54,768)           (7,121)
                                           -------------     -------------     -------------     -------------
      Net equity transactions .........         (862,475)       13,387,989       (37,239,530)      (17,252,791)
                                           -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        5,296,443        12,007,288       (44,595,404)      (12,352,846)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       66,131,246        54,123,958       153,329,365       165,682,211
                                           -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  71,427,689        66,131,246       108,733,961       153,329,365
                                           =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................        6,002,358         4,742,602         8,763,241         9,752,781
                                           -------------     -------------     -------------     -------------
  Units purchased .....................        2,024,675         3,390,600           351,259           820,526
  Units redeemed ......................       (2,077,164)       (2,130,844)       (2,535,638)       (1,810,066)
                                           -------------     -------------     -------------     -------------
  Ending units ........................        5,949,869         6,002,358         6,578,862         8,763,241
                                           =============     =============     =============     =============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 GROWTH & INCOME               GROWTH OPPORTUNITIES
                                                    PORTFOLIO                        PORTFOLIO
                                                    ---------                        ---------
                                              2000             1999            2000             1999
                                              ----             ----            ----             ----
INVESTMENT ACTIVITY:
  Net investment income .............    $   (139,163)        (575,793)         589,003       (2,714,282)
  Realized gain (loss) on investments       4,115,581        2,247,460       74,565,709       47,864,364
  Change in unrealized gain (loss)
    on investments ..................     (12,661,512)       2,419,029     (219,584,853)     (39,675,231)
  Reinvested capital gains ..........       5,191,956          745,516       41,011,135       14,485,535
                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....      (3,493,138)       4,836,212     (103,419,006)      19,960,386
                                         ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       4,483,404       12,202,803        9,595,853       35,348,699
  Transfers between funds ...........         (22,160)       5,105,328     (109,243,976)     (49,733,277)
  Redemptions .......................     (11,963,178)      (6,070,004)     (96,928,843)     (71,916,086)
  Annuity benefits ..................          (2,584)          (2,553)         (19,161)         (16,950)
  Annual contract maintenance charges
    (note 2) ........................          (7,336)          (4,794)         (73,025)         (82,987)
  Contingent deferred sales charges
    (note 2) ........................        (265,556)        (138,826)      (1,827,251)      (1,433,194)
  Adjustments to maintain reserves ..         (31,172)             (95)         (13,695)         (11,788)
                                         ------------     ------------     ------------     ------------
      Net equity transactions .......      (7,808,582)      11,091,859     (198,510,098)     (87,845,583)
                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY     (11,301,720)      15,928,071     (301,929,104)     (67,885,197)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................      73,283,008       57,354,937      707,620,034      775,505,231
                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 61,981,288       73,283,008      405,690,930      707,620,034
                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................       4,343,583        3,653,988       28,962,630       32,522,416
                                         ------------     ------------     ------------     ------------
  Units purchased ...................       1,057,534        1,647,555          955,551        2,540,617
  Units redeemed ....................      (1,532,860)        (957,960)      (9,598,509)      (6,100,403)
                                         ------------     ------------     ------------     ------------
  Ending units ......................       3,868,257        4,343,583       20,319,672       28,962,630
                                         ============     ============     ============     ============


                                                                                 EQUITY-INCOME PORTFOLIO:
                                                  MID CAP PORTFOLIO                   SERVICE CLASS
                                                  -----------------                   -------------
                                                2000             1999             2000             1999
                                                ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $    (12,709)            (672)         252,541            7,758
  Realized gain (loss) on investments         135,623              133         (562,564)          21,235
  Change in unrealized gain (loss)
    on investments ....................       168,916           37,237          988,349          140,395
  Reinvested capital gains ............         1,834            1,264        2,599,370          659,443
                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       293,664           37,962        3,277,696          828,831
                                         ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       341,203           40,902        8,672,984       23,779,450
  Transfers between funds .............     2,307,533          182,565       (2,559,382)      (1,788,457)
  Redemptions .........................      (202,961)            (377)      (3,014,966)      (1,642,855)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................        (2,077)             (65)              --               --
  Contingent deferred sales charges
    (note 2) ..........................        (4,467)              (8)         (75,960)         (39,300)
  Adjustments to maintain reserves ....           (45)           8,682              441             (384)
                                         ------------     ------------     ------------     ------------
      Net equity transactions .........     2,439,186          231,699        3,023,117       20,308,454
                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       2,732,850          269,661        6,300,813       21,137,285
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       269,661               --       40,383,800       19,246,515
                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  3,002,511          269,661       46,684,613       40,383,800
                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................        18,465               --        3,572,262        1,789,453
                                         ------------     ------------     ------------     ------------
  Units purchased .....................       180,404           18,502        1,736,755        2,378,172
  Units redeemed ......................       (43,086)             (37)      (1,443,446)        (595,363)
                                         ------------     ------------     ------------     ------------
  Ending units ........................       155,783           18,465        3,865,571        3,572,262
                                         ============     ============     ============     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  GROWTH PORTFOLIO:                HIGH INCOME PORTFOLIO:
                                                    SERVICE CLASS                      SERVICE CLASS
                                                    -------------                      -------------
                                               2000              1999              2000              1999
                                               ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $  (1,103,369)         (428,098)        2,328,009         1,664,192
  Realized gain (loss) on investments .      1,323,988           333,769        (2,356,094)         (261,788)
  Change in unrealized gain (loss)
    on investments ....................    (27,516,465)       15,360,977        (9,694,123)          228,456
  Reinvested capital gains ............     11,094,915         2,548,095                --            73,278
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (16,200,931)       17,814,743        (9,722,208)        1,704,138
                                         -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     30,627,711        52,001,832         8,606,842        22,326,324
  Transfers between funds .............     13,349,656         5,978,794        (5,957,386)       (1,792,562)
  Redemptions .........................     (7,319,248)       (2,836,596)       (2,814,653)       (1,696,493)
  Annuity benefits ....................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................             --                --                --                --
  Contingent deferred sales charges
    (note 2) ..........................       (170,783)          (67,454)          (68,664)          (42,576)
  Adjustments to maintain reserves ....          1,564                20               465              (173)
                                         -------------     -------------     -------------     -------------
      Net equity transactions .........     36,488,900        55,076,596          (233,396)       18,794,520
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       20,287,969        72,891,339        (9,955,604)       20,498,658
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     92,221,505        19,330,166        40,145,880        19,647,222
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 112,509,474        92,221,505        30,190,276        40,145,880
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................      5,140,107         1,457,519         4,070,554         2,131,865
                                         -------------     -------------     -------------     -------------
  Units purchased .....................      3,114,860         4,388,306         1,235,869         2,779,303
  Units redeemed ......................     (1,044,276)         (705,718)       (1,313,842)         (840,614)
                                         -------------     -------------     -------------     -------------
  Ending units ........................      7,210,691         5,140,107         3,992,581         4,070,554
                                         =============     =============     =============     =============


                                                OVERSEAS PORTFOLIO:                ASSET MANAGER PORTFOLIO:
                                                   SERVICE CLASS                        SERVICE CLASS
                                                   -------------                        -------------
                                               2000              1999              2000              1999
                                               ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $      35,882            (1,888)          241,572            62,005
  Realized gain (loss) on investments .      1,009,706            53,698           (61,525)           36,353
  Change in unrealized gain (loss)
    on investments ....................     (8,920,436)        4,550,431        (1,654,223)          567,272
  Reinvested capital gains ............      1,976,060           162,640           862,863           170,940
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (5,898,788)        4,764,881          (611,313)          836,570
                                         -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................    7,785,388         8,034,832         2,328,388         6,690,715
  Transfers between funds .............      3,663,168         2,565,902          (404,113)          249,737
  Redemptions .........................     (1,583,732)         (684,205)         (782,689)         (204,064)
  Annuity benefits ....................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ............................           --                --                --                --
  Contingent deferred sales charges
    (note 2) ............................      (32,994)          (21,432)          (11,066)           (1,268)
  Adjustments to maintain reserves ....           (349)              149               150               (65)
                                         -------------     -------------     -------------     -------------
      Net equity transactions ...........    9,831,481         9,895,246         1,130,670         6,735,055
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        3,932,693        14,660,127           519,357         7,571,625
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     20,524,132         5,864,005        11,290,214         3,718,589
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  24,456,825        20,524,132        11,809,571        11,290,214
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................      1,375,611           554,075           926,711           335,134
                                         --------------     -------------     -------------     -------------
  Units purchased .....................      1,680,790         1,115,829           333,627           792,634
  Units redeemed ......................       (996,779)         (294,293)         (237,649)         (201,057)
                                         -------------     -------------     -------------     -------------
  Ending units ........................      2,059,622         1,375,611         1,022,689           926,711
                                         =============     =============     =============     =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  ASSET MANAGER:              CONTRAFUND PORTFOLIO:
                                          GROWTH PORTFOLIO: SERVICE CLASS         SERVICE CLASS
                                          -------------------------------         -------------
                                              2000            1999            2000            1999
                                              ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $    79,289          17,114        (461,743)       (233,020)
  Realized gain (loss) on investments .       39,149          40,158         730,470         204,923
  Change in unrealized gain (loss)
    on investments ....................   (2,075,581)        648,775     (13,197,734)      7,493,236
  Reinvested capital gains ............      703,046         113,492       7,533,464         590,393
                                         -----------     -----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   (1,254,097)        819,539      (5,395,543)      8,055,532
                                         -----------     -----------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    2,287,025       5,004,654      16,583,122      32,606,438
  Transfers between funds .............      389,863         (34,469)      2,648,487       2,642,289
  Redemptions .........................     (783,222)       (248,840)     (3,589,508)     (1,829,360)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................      (21,250)           (857)       (105,386)        (33,171)
  Adjustments to maintain reserves ....           40             (58)            272            (232)
                                         -----------     -----------     -----------     -----------
      Net equity transactions .........    1,872,456       4,720,430      15,536,987      33,385,964
                                         -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        618,359       5,539,969      10,141,444      41,441,496
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    8,038,316       2,498,347      56,270,545      14,829,049
                                         -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 8,656,675       8,038,316      66,411,989      56,270,545
                                         ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .....................      626,500         221,587       3,671,713       1,182,940
                                         -----------     -----------     -----------     -----------
  Units purchased .....................      312,449         480,827       1,908,032       2,897,947
  Units redeemed ......................     (158,141)        (75,914)       (846,860)       (409,174)
                                         -----------     -----------     -----------     -----------
  Ending units ........................      780,808         626,500       4,732,885       3,671,713
                                         ===========     ===========     ===========     ===========


                                              BALANCED PORTFOLIO:     DYNAMIC CAPITAL APPRECIATION
                                                 SERVICE CLASS               SERVICE CLASS
                                                 -------------               -------------
                                              2000            1999            2000       1999
                                              ----            ----            ----       ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $   525,628          80,065            (862)      --
  Realized gain (loss) on investments .      (71,879)         21,246         (19,559)      --
  Change in unrealized gain (loss)
    on investments ....................   (2,548,359)        186,954         (47,105)      --
  Reinvested capital gains ............      670,396         302,507              --       --
                                         -----------     -----------     -----------     ----
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................   (1,424,214)        590,772         (67,526)      --
                                         -----------     -----------     -----------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    5,650,356      18,024,696          42,146       --
  Transfers between funds .............   (3,486,496)       (317,408)        576,288       --
  Redemptions .........................   (1,766,264)     (1,210,011)         (1,893)      --
  Annuity benefits ....................           --              --              --       --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --       --
  Contingent deferred sales charges
    (note 2) ..........................      (45,377)        (20,126)             --       --
  Adjustments to maintain reserves ....           61              14          (1,348)      --
                                         -----------     -----------     -----------     ----
      Net equity transactions .........      352,280      16,477,165         615,193       --
                                         -----------     -----------     -----------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY     (1,071,934)     17,067,937         547,667       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   26,616,726       9,548,789              --       --
                                         -----------     -----------     -----------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $25,544,792      26,616,726         547,667       --
                                         ===========     ===========     ===========     ====


CHANGES IN UNITS:
  Beginning units .....................    2,274,717         842,206              --       --
                                         -----------     -----------     -----------     ----
  Units purchased .....................      619,852       1,658,268          65,531       --
  Units redeemed ......................     (582,312)       (225,757)         (2,701)      --
                                         -----------     -----------     -----------     ----
  Ending units ........................    2,312,257       2,274,717          62,830       --
                                         ===========     ===========     ===========     ====

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               GROWTH & INCOME PORTFOLIO:        GROWTH OPPORTUNITIES
                                                     SERVICE CLASS                   SERVICE CLASS
                                                     -------------                   -------------
                                                 2000             1999             2000             1999
                                                 ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $     45,177         (244,796)         251,414         (259,038)
  Realized gain (loss) on investments .         504,826          121,561          (58,368)         172,476
  Change in unrealized gain (loss)
    on investments ....................      (7,738,050)       2,931,577      (25,908,804)       1,770,643
  Reinvested capital gains ............       4,449,952          263,087        6,544,946          946,847
                                           ------------     ------------     ------------     ------------
Net increase (decrease) in contract
  owners' equity resulting from
  operations ..........................      (2,738,095)       3,071,429      (19,170,812)       2,630,928
                                           ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      15,395,920       38,417,327       22,976,314       62,971,895
  Transfers between funds .............      (3,922,403)       1,847,772      (16,139,480)      (3,133,553)
  Redemptions .........................      (4,372,942)      (2,606,487)      (6,057,107)      (4,193,116)
  Annuity benefits ....................              --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (126,043)         (42,609)        (158,673)        (101,294)
  Adjustments to maintain reserves ....           2,507             (819)           3,024           (2,952)
                                           ------------     ------------     ------------     ------------
      Net equity transactions .........       6,977,039       37,615,184          624,078       55,540,980
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       4,238,944       40,686,613      (18,546,734)      58,171,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      59,046,396       18,359,783      104,212,302       46,040,394
                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 63,285,340       59,046,396       85,665,568      104,212,302
                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................       4,429,384        1,481,996        8,482,050        3,858,362
                                           ------------     ------------     ------------     ------------
  Units purchased .....................       1,763,192        3,378,085        2,432,533        5,641,616
  Units redeemed ......................      (1,176,582)        (430,697)      (2,361,115)      (1,017,928)
                                           ------------     ------------     ------------     ------------
  Ending units ........................       5,015,994        4,429,384        8,553,468        8,482,050
                                           ============     ============     ============     ============


                                                   MID CAP PORTFOLIO:         EQUITY-INCOME PORTFOLIO:
                                                     SERVICE CLASS                SERVICE CLASS 2
                                                     -------------                ---------------
                                                 2000             1999            2000        1999
                                                 ----             ----            ----        ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (100,694)          (8,188)         (23,551)      --
  Realized gain (loss) on investments .       2,410,805           44,708           13,852       --
  Change in unrealized gain (loss)
    on investments ....................         972,458          625,152          366,331       --
  Reinvested capital gains ............          22,901           26,122               --       --
                                           ------------     ------------     ------------     ----
Net increase (decrease) in contract
  owners' equity resulting from
  operations ..........................       3,305,470          687,794          356,632       --
                                           ------------     ------------     ------------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       5,793,790        1,862,271        6,798,580       --
  Transfers between funds .............      16,011,152        1,754,802          520,310       --
  Redemptions .........................      (1,325,919)         (16,653)        (156,883)      --
  Annuity benefits ....................              --               --               --       --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --       --
  Contingent deferred sales charges
    (note 2) ..........................         (31,817)            (241)            (672)      --
  Adjustments to maintain reserves ....          10,618              (31)              68       --
                                           ------------     ------------     ------------     ----
      Net equity transactions .........      20,457,824        3,600,148        7,161,403       --
                                           ------------     ------------     ------------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      23,763,294        4,287,942        7,518,035       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       4,287,942               --               --       --
                                           ------------     ------------     ------------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 28,051,236        4,287,942        7,518,035       --
                                           ============     ============     ============     ====


CHANGES IN UNITS:
  Beginning units .....................         293,081               --               --       --
                                           ------------     ------------     ------------     ----
  Units purchased .....................       2,079,195          295,679          733,075       --
  Units redeemed ......................        (920,598)          (2,598)         (16,170)      --
                                           ------------     ------------     ------------     ----
  Ending units ........................       1,451,678          293,081          716,905       --
                                           ============     ============     ============     ====

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      GROWTH PORTFOLIO:                      HIGH INCOME PORTFOLIO:
                                                       SERVICE CLASS 2                          SERVICE CLASS 2
                                                       ---------------                          ---------------
                                                 2000                 1999                2000                 1999
                                                 ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income .............        $   (109,590)                  --             (16,051)                  --
  Realized gain (loss) on investments                 120                   --              (1,357)                  --
  Change in unrealized gain (loss)
    on investments ..................          (3,277,134)                  --            (608,473)                  --
  Reinvested capital gains ..........                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................          (3,386,604)                  --            (625,881)                  --
                                             ------------         ------------        ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          30,025,053                   --           4,920,133                   --
  Transfers between funds ...........             604,786                   --              67,631                   --
  Redemptions .......................            (551,164)                  --             (79,932)                  --
  Annuity benefits ..................                  --                   --                  --                   --
  Annual contract maintenance charges
    (note 2) ........................                  --                   --                  --                   --
  Contingent deferred sales charges
    (note 2) ........................             (14,228)                  --                (781)                  --
  Adjustments to maintain reserves ..                (356)                  --                (173)                  --
                                             ------------         ------------        ------------         ------------
      Net equity transactions .......          30,064,091                   --           4,906,878                   --
                                             ------------         ------------        ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          26,677,487                   --           4,280,997                   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 26,677,487                   --           4,280,997                   --
                                             ============         ============        ============         ============


CHANGES IN UNITS:
  Beginning units ...................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
  Units purchased ...................           2,887,520                   --             560,010                   --
  Units redeemed ....................             (51,129)                  --              (8,812)                  --
                                             ------------         ------------        ------------         ------------
  Ending units ......................           2,836,391                   --             551,198                   --
                                             ============         ============        ============         ============


                                                    OVERSEAS PORTFOLIO:                    ASSET MANAGER PORTFOLIO:
                                                      SERVICE CLASS 2                          SERVICE CLASS 2
                                                      ---------------                          ---------------
                                                 2000                 1999                2000                 1999
                                                 ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income .............        $    (35,191)                  --             (11,669)                  --
  Realized gain (loss) on investments             (52,425)                  --               1,360                   --
  Change in unrealized gain (loss)
    on investments ..................            (821,373)                  --             (97,213)                  --
  Reinvested capital gains ..........                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................            (908,989)                  --            (107,522)                  --
                                             ------------         ------------        ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           8,747,641                   --           3,172,268                   --
  Transfers between funds ...........             187,299                   --              99,166                   --
  Redemptions .......................            (104,635)                  --             (21,257)                  --
  Annuity benefits ..................                  --                   --                  --                   --
  Annual contract maintenance charges
    (note 2) ........................                  --                   --                  --                   --
  Contingent deferred sales charges
    (note 2) ........................                (894)                  --              (1,189)                  --
  Adjustments to maintain reserves ..                (248)                  --                 (56)                  --
                                             ------------         ------------        ------------         ------------
      Net equity transactions .......           8,829,163                   --           3,248,932                   --
                                             ------------         ------------        ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           7,920,174                   --           3,141,410                   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $  7,920,174                   --           3,141,410                   --
                                             ============         ============        ============         ============


CHANGES IN UNITS:
  Beginning units ...................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
  Units purchased ...................             849,737                   --             324,969                   --
  Units redeemed ....................              (9,927)                  --              (2,149)                  --
                                             ------------         ------------        ------------         ------------
  Ending units ......................             839,810                   --             322,820                   --
                                             ============         ============        ============         ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    ASSET MANAGER: GROWTH                  CONTRAFUND PORTFOLIO:
                                                  PORTFOLIO: SERVICE CLASS 2                  SERVICE CLASS 2
                                                  --------------------------                  ---------------
                                                   2000                1999               2000                1999
                                                   ----                ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............        $   (11,664)                 --            (56,047)                 --
  Realized gain (loss) on investments .              6,221                  --              4,743                  --
  Change in unrealized gain (loss)
    on investments ....................           (271,767)                 --           (556,386)                 --
  Reinvested capital gains ............                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           (277,210)                 --           (607,690)                 --
                                               -----------         -----------        -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          3,492,870                  --         14,965,096                  --
  Transfers between funds .............           (145,916)                 --            153,519                  --
  Redemptions .........................            (53,463)                 --           (305,803)                 --
  Annuity benefits ....................                 --                  --                 --                  --
  Annual contract maintenance charges
    (note 2) ..........................                 --                  --                 --                  --
  Contingent deferred sales charges
    (note 2) ..........................             (3,758)                 --             (6,927)                 --
  Adjustments to maintain reserves ....                366                  --               (142)                 --
                                               -----------         -----------        -----------         -----------
      Net equity transactions .........          3,290,099                  --         14,805,743                  --
                                               -----------         -----------        -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          3,012,889                  --         14,198,053                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        $ 3,012,889                  --         14,198,053                  --
                                               ===========         ===========        ===========         ===========

CHANGES IN UNITS:
  Beginning units .....................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
  Units purchased .....................            337,955                  --          1,485,229                  --
  Units redeemed ......................             (5,019)                 --            (29,158)                 --
                                               -----------         -----------        -----------         -----------
  Ending units ........................            332,936                  --          1,456,071                  --
                                               ===========         ===========        ===========         ===========


                                                         BALANCED PORTFOLIO:               DYNAMIC CAPITAL APPRECIATION:
                                                           SERVICE CLASS 2                        SERVICE CLASS 2
                                                           ---------------                        ---------------
                                                      2000                1999               2000                1999
                                                      ----                ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............        $   (16,082)                 --             (1,692)                 --
  Realized gain (loss) on investments .                316                  --                (76)                 --
  Change in unrealized gain (loss)
    on investments ....................           (143,425)                 --            (60,211)                 --
  Reinvested capital gains ............                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................           (159,191)                 --            (61,979)
                                               -----------         -----------        -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          4,536,523                  --          1,124,703                  --
  Transfers between funds .............             43,814                  --            146,390                  --
  Redemptions .........................            (55,282)                 --             (7,913)                 --
  Annuity benefits ....................                 --                  --                 --                  --
  Annual contract maintenance charges
    (note 2) ..........................                 --                  --                 --                  --
  Contingent deferred sales charges
    (note 2) ..........................               (168)                 --                 --                  --
  Adjustments to maintain reserves ....                (54)                 --                (51)                 --
                                               -----------         -----------        -----------         -----------
      Net equity transactions .........          4,524,833                  --          1,263,129                  --
                                               -----------         -----------        -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          4,365,642                  --          1,201,150                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        $ 4,365,642                  --          1,201,150                  --
                                               ===========         ===========        ===========         ===========

CHANGES IN UNITS:
  Beginning units .....................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
  Units purchased .....................            470,836                  --            141,539                  --
  Units redeemed ......................             (5,601)                 --               (982)                 --
                                               -----------         -----------        -----------         -----------
  Ending units ........................            465,235                  --            140,557                  --
                                               ===========         ===========        ===========         ===========


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 GROWTH & INCOME PORTFOLIO:    GROWTH OPPORTUNITIES              MID CAP PORTFOLIO:
                                                     SERVICE CLASS 2         PORTFOLIO: SERVICE CLASS 2           SERVICE CLASS 2
                                                     ---------------         --------------------------           ---------------
                                                  2000            1999          2000             1999          2000            1999
                                                  ----            ----          ----             ----          ----            ----
INVESTMENT ACTIVITY:
  Net investment income .................... $    (47,549)         --           (39,824)          --            (9,318)          --
  Realized gain (loss) on investments ......          856          --                 1           --            15,206           --
  Change in unrealized gain (loss)
    on investments .........................     (251,948)         --        (1,082,761)          --           658,260           --
  Reinvested capital gains .................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................     (298,641)         --        (1,122,584)          --           664,148           --
                                             ------------        ----      ------------         ----      ------------         ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................   11,858,503          --        10,645,203           --        12,973,170           --
  Transfers between funds ..................      174,142          --           181,118           --           554,413           --
  Redemptions ..............................     (234,001)         --          (202,101)          --          (248,058)          --
  Annuity benefits .........................           --          --                --           --                --           --
  Annual contract maintenance charges
    (note 2) ...............................           --          --                --           --                --           --
  Contingent deferred sales charges
    (note 2) ...............................       (3,625)         --            (2,320)          --            (4,107)          --
  Adjustments to maintain reserves .........          (36)         --              (257)          --             1,249           --
                                             ------------        ----      ------------         ----      ------------         ----
      Net equity transactions ..............   11,794,983          --        10,621,643           --        13,276,667           --
                                             ------------        ----      ------------         ----      ------------         ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   11,496,342          --         9,499,059           --        13,940,815           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...... $ 11,496,342          --         9,499,059           --        13,940,815           --
                                             ============        ====      ============         ====      ============         ====

CHANGES IN UNITS:
  Beginning units ..........................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
  Units purchased ..........................    1,213,547          --         1,161,766           --           990,842           --
  Units redeemed ...........................      (23,037)         --           (21,249)          --           (18,248)          --
                                             ------------        ----      ------------         ----      ------------         ----
  Ending units .............................    1,190,510          --         1,140,517           --           972,594           --
                                             ============        ====      ============         ====      ============         ====


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

      (b)   The Contracts

            Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

            With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Funds available in the Fidelity Advisor Classic and Select
               Products:

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                 Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Money Market Portfolio: Initial Class
                   (FidVIPMMkt) (also available in the Fidelity Advisor Generations product)
                 Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

               Portfolios of the Fidelity Variable Insurance Products Fund
               II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Initial
                   Class (FidVIPAMGr)
                 Fidelity VIP-II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                 Fidelity VIP-II - Index 500 Portfolio: Initial Class
                   (FidVIPI500) (also available in the Fidelity Advisor Generations product)
                 Fidelity VIP-II - Investment Grade Bond Portfolio: Initial
                   Class (FidVIPIGBd) (also available in the Fidelity Advisor Generations Annuity product)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Initial Class
                   (FidVIPBal)
                 Fidelity VIP-III - Growth & Income Portfolio: Initial Class
                   (FidVIPGrIn)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Initial
                   Class (FidVIPGrOp)
                 Fidelity VIP-III - Mid Cap Portfolio: Initial Class
                   (FidVIPMCap)

               Funds available in the Fidelity Advisor Generations product:

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                 Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Service Class
                   (FidVIPAMS)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                   Class (FidVIPAMGrS)
                 Fidelity VIP-II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

               Portfolios of the Fidelity Variable Insurance Products Fund
               III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Service Class
                   (FidVIPBalS)
                 Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service
                   Class (FidVIPDyCapS)
                 Fidelity VIP-III - Growth & Income Portfolio: Service Class
                   (FidVIPGrInS)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOpS)
                 Fidelity VIP-III - Mid Cap Portfolio: Service Class
                   (FidVIPMCapS)

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Service Class 2
                   (FidVIPEI2)
                 Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2) Fidelity VIP - High Income Portfolio: Service Class 2
                   (FidVIPHI2)
                 Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)

               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Service Class 2
                   (FidVIPAM2)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                   Class 2 (FidVIPAMGr2)
                 Fidelity VIP-II - Contrafund Portfolio: Service Class 2
                   (FidVIPCon2)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Service Class 2
                   (FidVIPBal2)
                 Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service
                    Class 2 (FidVIPDyCap2)
                 Fidelity VIP-III - Growth & Income Portfolio: Service Class 2
                   (FidVIPGrIn2)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Service
                   Class 2 (FidVIPGrOp2)
                 Fidelity VIP-III - Mid Cap Portfolio: Service Class 2
                   (FidVIPMCap2)

            At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)    Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f)   Calculation of Annuity Reserves

            Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company:

      For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

      For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.50% if the death benefit option is utilized.

      For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


The following table provides mortality, expense and administration charges by asset fee rate for the year ended December 31, 2000:

                                TOTAL                FIDVEQIN               FIDVGR                FIDVHIIN              FIDVMMKT
                             -----------           -----------            -----------            -----------           -----------
0.95% .................      $ 3,042,418                    --                     --                     --                63,117
1.00% .................        2,746,138                    --                     --                     --                70,842
1.05% .................          617,685                    --                     --                     --                20,379
1.10% .................           68,063                    --                     --                     --                   577
1.15% .................           44,070                    --                     --                     --                 3,257
1.20% .................           18,354                    --                     --                     --                    51
1.25% .................            9,856                    --                     --                     --                     1
1.30% .................        1,765,616                51,554                197,400                 88,862                43,952
1.35% .................              490                    --                     --                     --                    --
1.40% .................       19,371,426               808,563              2,179,227              1,404,915               653,222
1.45% .................          642,605                33,978                123,421                 25,983                12,661
1.50% .................          144,163                10,883                 21,319                  8,831                 9,689
1.55% .................           26,281                    --                     --                     --                 1,257
1.60% .................           25,525                    --                     --                     --                 3,438
1.65% .................            4,701                    --                     --                     --                    16
1.70% .................            2,163                    --                     --                     --                   528
1.75% .................            2,278                    --                     --                     --                    --
1.80% .................              352                    --                     --                     --                    --
1.85% .................              139                    --                     --                     --                    --
1.90% .................            1,680                    --                     --                     --                    --
1.95% .................              779                    --                     --                     --                    --
2.00% .................              114                    --                     --                     --                    --
0.95% EV ..............           23,939                    --                     --                     --                 1,191
1.00% EV ..............           39,667                    --                     --                     --                   331
1.05% EV ..............            3,101                    --                     --                     --                   803
1.10% EV ..............            5,437                    --                     --                     --                   102
1.15% EV ..............            4,218                    --                     --                     --                   470
1.20% EV ..............            1,018                    --                     --                     --                    --
1.25% EV ..............              985                    --                     --                     --                   110
1.30% EV ..............              566                    --                     --                     --                    --
1.35% EV ..............               65                    --                     --                     --                    --
1.40% EV ..............               21                    --                     --                     --                    --
1.45% EV ..............              211                    --                     --                     --                    --
1.50% EV ..............               78                    --                     --                     --                    --
1.55% EV ..............               23                    --                     --                     --                    --
                             -----------           -----------            -----------            -----------           -----------
  Total ...............    $  28,614,225               904,978              2,521,367              1,528,591               885,994
                           =============               =======              =========              =========               =======


                               FIDVOVSE               FIDVAM                FIDVAMGR               FIDVCON               FIDVI500
                              ----------            ----------             ----------             ----------            ----------
0.95% .................       $       --                    --                     --                     --               481,515
1.00% .................               --                    --                     --                     --               298,643
1.05% .................               --                    --                     --                     --                61,395
1.10% .................               --                    --                     --                     --                 6,243
1.15% .................               --                    --                     --                     --                 2,129
1.20% .................               --                    --                     --                     --                 5,028

Continued                      FIDVOVSE               FIDVAM                FIDVAMGR               FIDVCON               FIDVI500
                              ----------            ----------             ----------             ----------            ----------
1.25% .................               --                    --                     --                     --                   741
1.30% .................          116,724                11,783                 11,315                148,504               114,123
1.35% .................               --                    --                     --                     --                   103
1.40% .................        1,257,824               237,939                190,250              1,721,747             1,194,223
1.45% .................           16,262                10,222                  4,439                 55,563                66,858
1.50% .................            4,473                 3,011                  1,862                  9,364                16,881
1.55% .................               --                    --                     --                     --                 1,071
1.60% .................               --                    --                     --                     --                 1,269
1.65% .................               --                    --                     --                     --                 1,435
1.70% .................               --                    --                     --                     --                    81
1.75% .................               --                    --                     --                     --                   508
1.80% .................               --                    --                     --                     --                    46
1.85% .................               --                    --                     --                     --                    58
1.90% .................               --                    --                     --                     --                     8
1.95% .................               --                    --                     --                     --                    19
2.00% .................               --                    --                     --                     --                    28
0.95% EV ..............               --                    --                     --                     --                 4,774
1.00% EV ..............               --                    --                     --                     --                 3,592
1.05% EV ..............               --                    --                     --                     --                   164
1.10% EV ..............               --                    --                     --                     --                   240
1.15% EV ..............               --                    --                     --                     --                   248
1.20% EV ..............               --                    --                     --                     --                   209
1.25% EV ..............               --                    --                     --                     --                   112
1.30% EV ..............               --                    --                     --                     --                   123
1.35% EV ..............               --                    --                     --                     --                     7
1.40% EV ..............               --                    --                     --                     --                     5
1.45% EV ..............               --                    --                     --                     --                     3
1.55% EV ..............               --                    --                     --                     --                     6
                              ----------            ----------             ----------             ----------            ----------
Total .................       $1,395,283               262,955                207,866              1,935,178             2,261,888
                              ==========            ==========             ==========             ==========            ==========


                                    FIDVIGBD             FIDVBAL              FIDVGRIN              FIDVGROP             FIDVMCAP
                                   ---------            ---------             ---------             ---------            ---------
0.95% .................            $ 118,716                   --                    --                    --                   --
1.00% .................               83,710                   --                    --                    --                   --
1.05% .................               40,602                   --                    --                    --                   --
1.10% .................                5,715                   --                    --                    --                   --
1.15% .................                1,472                   --                    --                    --                   --
1.20% .................                  272                   --                    --                    --                   --
1.25% .................                  838                   --                    --                    --                   --
1.30% .................               34,174              162,551                61,500               696,958               24,515
1.40% .................              504,191            1,609,504               832,412             6,703,007                   --
1.45% .................               10,371               15,132                32,288                68,483                   --
1.50% .................                4,152                4,260                 8,505                29,252                   --
1.55% .................                  144                   --                    --                    --                   --
1.60% .................                  193                   --                    --                    --                   --
1.65% .................                  462                   --                    --                    --                   --
1.70% .................                   31                   --                    --                    --                   --
1.80% .................                   12                   --                    --                    --                   --
1.85% .................                   11                   --                    --                    --                   --
0.95% EV ..............                  280                   --                    --                    --                   --
1.00% EV ..............                  556                   --                    --                    --                   --





                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



Continued                          FidViGBd             FidVBal              FidVGrin              FidVGrOp             FidVMCap
                                   ---------            ---------             ---------             ---------            ---------
1.05% EV ..............                   50                   --                    --                    --                   --
1.10% EV ..............                   82                   --                    --                    --                   --
1.15% EV ..............                   37                   --                    --                    --                   --
1.20% EV ..............                   75                   --                    --                    --                   --
1.25% EV ..............                    6                   --                    --                    --                   --
1.35% EV ..............                    2                   --                    --                    --                   --
1.40% EV ..............                    6                   --                    --                    --                   --
                                   ---------            ---------             ---------             ---------            ---------
Total .................              806,160            1,791,447               934,705             7,497,700               24,515
                                   =========            =========             =========             =========            =========


                                   FidVEqinS             FidVGrS              FidVHilnS             FidVOvSeS             FidVAMS
                                   ---------            ---------             ---------             ---------            ---------
0.95% .................            $ 199,299              521,808               201,691               125,274               51,503
1.00% .................              165,688              521,456               133,130               102,243               48,497
1.05% .................               44,931              101,671                35,693                23,672               14,995
1.10% .................                3,087                7,394                 2,133                 2,025                   --
1.15% .................                  585                9,921                 1,064                   450                  415
1.20% .................                  453                2,139                   386                   568                  153
1.25% .................                  198                1,535                   331                   428                  387
1.30% .................                   80                  434                    --                    32                   --
1.35% .................                   --                   57                    --                    --                   --
1.40% .................                1,850                5,699                 1,824                 3,295                  181
1.45% .................                4,725               16,388                 4,330                 6,765                1,942
1.50% .................                  104                  852                   136                   156                   69
1.55% .................                   --                  379                    --                   263                   --
1.60% .................                   --                2,550                    --                 2,231                   --
1.65% .................                   --                  317                    14                     9                   --
1.70% .................                   --                  144                    --                    --                   --
1.75% .................                   --                  388                    --                   386                   --
0.95% EV ..............                  252                  601                   299                   413                   50
1.00% EV ..............                  112                2,276                   228                   997                  280
1.05% EV ..............                    6                   10                     2                    11                   --
1.10% EV ..............                   --                   58                    --                    38                   --
1.15% EV ..............                   --                   98                    --                    94                   --
1.20% EV ..............                   --                   22                    --                    --                   --
1.25% EV ..............                   --                   17                    --                    --                   --
1.30% EV ..............                   --                   77                    --                    82                   --
                                   ---------            ---------             ---------             ---------            ---------
Total .................            $ 421,370            1,196,291               381,261               269,432              118,472
                                   =========            =========             =========             =========            =========


                                     FidVAMGrS            FidVConS             FidVBalS             FidVCAppS           FidVGRinS
                                     ---------            --------             --------             ---------           ---------
0.95% .................               $34,365              287,613              119,553                  479              247,088
1.00% .................                40,350              286,637              112,605                  281              301,862
1.05% .................                12,939               63,490               23,391                   71               63,660
1.10% .................                   585                3,163                2,668                   --                4,176
1.15% .................                    --                7,018                  987                   --                5,107
1.20% .................                   299                1,249                   65                   --                1,148
1.25% .................                    46                  847                  185                   --                  661
1.30% .................                   157                  258                   --                   --                   88
1.35% .................                    --                   46                   --                   --                   --

Continued                            FidVAMGrS            FidVConS             FidVBalS             FidVCAppS           FidVGrinS
                                     ---------            --------             --------             ---------           ---------
1.40% .................                   516                2,968                1,439                    2                4,231
1.45% .................                    --               10,723                  636                   --                7,262
1.50% .................                    67                  675                  297                   --                  130
1.55% .................                    --                  406                   --                   --                   --
1.60% .................                    --                1,792                   --                   --                   --
1.65% .................                    50                  295                   --                   --                   --
1.70% .................                    --                    2                   --                   --                   --
1.85% .................                    --                   50                   --                   --                   --
0.95% EV ..............                    56                  473                  138                   11                  448
1.00% EV ..............                    --                1,490                  124                   18                  809
1.05% EV ..............                    --                   11                   --                   --                   --
1.10% EV ..............                    --                   59                   --                   --                   --
1.15% EV ..............                    --                   --                   --                   --                   --
1.20% EV ..............                    12                   11                   --                   --                   --
1.25% EV ..............                    --                   --                   --                   --                   --
1.30% EV ..............                    --                   --                   --                   --                   --
1.35% EV ..............                    --                   --                   --                   --                   --
1.40% EV ..............                    --                   --                   --                   --                   --
1.45% EV ..............                    --                   --                   --                   --                   --
1.50% EV ..............                    --                   --                   --                   --                   --
1.55% EV ..............                    --                   --                   --                   --                   --
                                      -------              -------              -------              -------              -------
Total .................               $89,442              669,276              262,088                  862              636,670
                                      =======              =======              =======              =======              =======


                                    FidVGrOpS            FidVMCapS2           FidVEqinS2            FidVGrS2             FidVHilnS2
                                    ---------            ----------           ----------            --------             ----------
0.95% .................              $449,932               70,693                4,570               21,058                2,762
1.00% .................               424,749               92,036                3,507               16,365                2,693
1.05% .................                85,392               20,411                  218                1,290                  306
1.10% .................                 7,265                1,259                1,956                5,996                1,769
1.15% .................                 6,158                  338                   92                1,823                  376
1.20% .................                 1,522                  244                  410                  867                  294
1.25% .................                   760                  573                  181                  609                  120
1.30% .................                   157                   38                    7                   95                   18
1.35% .................                    --                   --                   27                   78                    9
1.40% .................                 7,575                1,278                1,989               10,568                1,619
1.45% .................                 7,484                7,327                3,774               23,867                2,661
1.50% .................                   286                  289                1,458                1,951                   43
1.55% .................                   139                  587                1,899                5,693                1,068
1.60% .................                   340                  690                  371                4,198                  537
1.65% .................                    49                   --                   63                  643                  185
1.70% .................                   143                  154                   93                  404                    1
1.75% .................                    --                  401                   --                  175                   --
1.80% .................                    --                   --                   18                   83                   11
1.90% .................                    --                   --                   34                  402                   --
1.95% .................                    --                   --                   --                  464                   --
2.00% .................                    --                   --                   --                   28                   --
0.95% EV ..............                   519                  407                  700                3,725                  502
1.00% EV ..............                   470                1,304                1,181                6,130                  657
1.05% EV ..............                    13                    6                  344                  517                   48
1.10% EV ..............                    24                   93                  394                1,128                  205
1.15% EV ..............                    45                  113                  164                  872                  135

                                                                     (continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Continued                           FidVGrOpS            FidVMCapS2           FidVEqinS2            FidVGrS2             FidVHilnS2
                                    ---------            ----------           ----------            --------             ----------
1.20% EV ..............                    10                   --                   25                  171                   30
1.25% EV ..............                    16                   21                   68                  212                   --
1.30% EV ..............                    --                   84                   --                   59                   --
1.35% EV ..............                    --                   --                    3                   15                    2
1.45% EV ..............                    --                   --                    5                   46                   --
1.50% EV ..............                    --                   --                   --                   53                   --
1.55% EV ..............                    --                   --                   --                    5                   --
                                     --------             --------             --------             --------             --------
Total .................              $993,048              198,346               23,551              109,590               16,051
                                     ========             ========             ========             ========             ========


                                     FidVOvSeS2           FidVAMS2             FidVAMGrS2           FidVConS2            FidVBalS2
                                     ----------           --------             ----------           ---------            ---------
0.95% .................               $ 4,689                1,836                2,367                9,068                2,756
1.00% .................                 4,698                1,357                  226               10,044                2,487
1.05% .................                   486                   --                  330                  718                  178
1.10% .................                 1,555                  618                  659                1,557                  438
1.15% .................                   104                  236                   35                  625                  116
1.20% .................                   387                  348                  210                  748                  194
1.25% .................                    78                   19                   13                  424                   89
1.30% .................                    40                   50                   --                   61                   --
1.35% .................                    11                   --                    5                   64                    2
1.40% .................                 4,445                1,263                  925                6,031                1,447
1.45% .................                 9,778                3,092                3,324               12,801                4,955
1.50% .................                   438                  177                  800                1,651                  175
1.55% .................                 1,919                  310                  233                2,161                  314
1.60% .................                 1,301                  535                1,017                2,838                   90
1.65% .................                   135                    7                   11                  330                   --
1.70% .................                    70                   --                   11                  154                   29
1.75% .................                   150                   --                   --                   86                   --
1.80% .................                    64                   --                   --                   34                    2
1.85% .................                    --                   10                   --                   --                   10
1.90% .................                   236                   --                   --                   29                  365
1.95% .................                     3                  196                   19                   25                   --
0.95% EV ..............                 1,324                  389                  274                2,073                  409
1.00% EV ..............                 2,373                  846                  858                3,123                1,772
1.05% EV ..............                   106                   69                   96                  251                   25
1.10% EV ..............                   379                  108                   83                  432                  146
1.15% EV ..............                   239                  171                  155                  521                   30
1.20% EV ..............                    61                    2                    9                  103                    4
1.25% EV ..............                    50                   --                    4                   40                   --
1.30% EV ..............                    34                   --                   --                   44                   --
1.35% EV ..............                    10                   --                   --                    5                   --
1.40% EV ..............                    --                    5                   --                   --                    5
1.45% EV ..............                    28                   --                   --                    6                   44
1.50% EV ..............                    --                   25                   --                   --                   --
1.55% EV ..............                    --                   --                   --                   --                   --
                                      -------              -------              -------              -------              -------
Total .................               $35,191               11,669               11,664               56,047               16,082
                                      =======              =======              =======              =======              =======

                                  FidVCAppS2               FidVGrinS2               FidVGrOpS2               FidVMCapS
                                  ----------               ----------               ----------               ---------
0.95% .................             $   74                    5,177                    8,457                    6,958
1.00% .................                194                    8,052                    8,057                    5,729
1.05% .................                  3                      667                      409                      388
1.10% .................                 --                    2,359                    2,831                    2,035
1.15% .................                 --                      531                      664                      567
1.20% .................                 16                      497                      353                      453
1.25% .................                 --                      307                      241                      244
1.30% .................                 --                       69                       35                       82
1.35% .................                 --                       35                        2                       51
1.40% .................                228                    4,654                    5,090                    5,285
1.45% .................                257                   13,953                    6,436                   14,464
1.50% .................                 --                      837                      202                      888
1.55% .................                 --                    3,014                    1,942                    3,482
1.60% .................                 --                      205                      866                    1,064
1.65% .................                 --                       48                      265                      367
1.70% .................                 --                       29                      215                       74
1.75% .................                 --                       --                       --                      184
1.80% .................                 --                       20                       --                       62
1.90% .................                 --                      557                       --                       49
1.95% .................                 --                       14                       22                       17
2.00% .................                 --                       29                       --                       29
0.95% EV ..............                225                    1,299                    1,311                    1,796
1.00% EV ..............                401                    3,949                    1,576                    4,214
1.05% EV ..............                 20                      133                      148                      268
1.10% EV ..............                 71                      664                      408                      723
1.15% EV ..............                 65                      224                      190                      347
1.20% EV ..............                 47                       47                       45                      135
1.25% EV ..............                 91                       97                       59                       82
1.30% EV ..............                 --                       --                       --                       63
1.35% EV ..............                 --                        7                       --                       14
1.45% EV ..............                 --                       69                       --                       10
1.55% EV ..............                 --                        6                       --                        6
                                    ------                   ------                   ------                   ------
Total .................             $1,692                   47,549                   39,824                   50,130
                                    ======                   ======                   ======                   ======


(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners equity as of December 31, 2000, and total return for each of the years in the five year period ended December 31, 2000.


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP- Equity-Income Portfolio:
  Initial Class ....................................     1.30%         269,501   $       15.167348   $   4,087,615        7.02%
                                                         1.40%       3,882,249           15.106920      58,648,825        6.91%
                                                         1.45%         187,086           12.730017       2,381,608        6.86%
                                                         1.50%          68,914           12.709684         875,875        6.80%

Fidelity VIP- Growth Portfolio:
  Initial Class ....................................     1.30%         760,925           19.071724      14,512,152      (12.13)%
                                                         1.40%       7,489,252           18.995761     142,264,041      (12.22)%
                                                         1.45%         447,316           16.377655       7,325,987      (12.26)%
                                                         1.50%          75,389           16.351497       1,232,723      (12.31)%

Fidelity VIP- High Income Portfolio:
  Initial Class ....................................     1.30%         523,405            9.158626       4,793,671      (23.48)%
                                                         1.40%       8,057,836            9.120099      73,488,262      (23.55)%
                                                         1.45%         171,239            7.775236       1,331,424      (23.59)%
                                                         1.50%          64,360            7.762794         499,613      (23.63)%

Fidelity VIP- Money Market Portfolio:
  Initial Class ....................................     0.95%         667,253           11.418931       7,619,316        5.33%
                                                         1.00%         746,409           11.402151       8,510,668        5.28%
                                                         1.05%         198,954           11.385393       2,265,169        5.22%
                                                         1.10%          10,708           10.804422         115,694        5.17%
                                                         1.20%             533           10.786230           5,749        5.06%
                                                         1.30%         267,927           11.883085       3,183,799        4.96%
                                                         1.40%       3,292,556           11.833100      38,961,144        4.85%
                                                         1.45%          94,186           11.364567       1,070,383        4.80%
                                                         1.50%          37,534           11.346346         425,874        4.75%
                                                         1.65%              19           10.704521             203        4.59%

  Extra Value ......................................     1.40%          52,177           11.838045         617,674        4.88%***
                                                         1.45%          29,338           11.369330         333,553        4.83%***
                                                         1.50%          43,161           11.351115         489,925        4.77%***
                                                         1.55%          12,097           10.876586         131,574        4.72%***
                                                         1.60%          29,516           10.865114         320,695        4.67%***
                                                         1.70%          18,793           10.842192         203,757        4.56%***

Fidelity VIP- Overseas Portfolio:
  Initial Class ....................................     1.30%         507,364           14.489156       7,351,276      (20.16)%
                                                         1.40%       4,932,146           14.428235      71,162,162      (20.24)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP- Equity-Income Portfolio:
  Initial Class ....................................     4.95%              10.18%                23.83%***                --
                                                         4.84%              10.06%                23.70%***                --
                                                         4.79%              10.01%                20.70%***                --
                                                         4.73%               9.95%                20.65%***                --

Fidelity VIP- Growth Portfolio:
  Initial Class ....................................    35.65%              37.68%                17.12%***                --
                                                        35.51%              37.54%                17.00%***                --
                                                        35.45%              37.47%                 1.58%***                --
                                                        35.38%              37.40%                 1.53%***                --

Fidelity VIP- High Income Portfolio:
  Initial Class ....................................     6.75%              (5.57)%               16.14%                13.39%***
                                                         6.64%              (5.67)%               16.02%                13.28%***
                                                         6.59%              (5.72)%                7.80%***                --
                                                         6.53%              (5.76)%                7.75%***                --

Fidelity VIP- Money Market Portfolio:
  Initial Class ....................................     4.17%               4.43%***                --                    --
                                                         4.12%               4.38%***                --                    --
                                                         4.06%               4.32%***                --                    --
                                                         4.11%***              --                    --                    --
                                                         4.00%***              --                    --                    --
                                                         3.80%               4.09%                 4.11%                 3.88%***
                                                         3.70%               3.99%                 4.00%                 3.78%***
                                                         3.64%               3.94%                 3.93%***                --
                                                         3.59%               3.88%                 3.88%***                --
                                                         3.53%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Initial Class ....................................    40.77%              11.29%                10.11%                31.15%***
                                                        40.63%              11.17%                 9.99%                31.05%***

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.45%          76,976           12.320308         948,368      (20.28)%
                                                         1.50%          24,233           12.300620         298,081      (20.32)%

Fidelity VIP II- Asset Manager Portfolio:
  Initial Class ....................................     1.30%          61,148           13.769680         841,988       (5.17)%
                                                         1.40%       1,115,257           13.714827      15,295,557       (5.27)%
                                                         1.45%          54,932           11.999629         659,164       (5.31)%
                                                         1.50%          16,047           11.980443         192,250       (5.36)%

Fidelity VIP II- Asset Manager: Growth Portfolio:
  Initial Class ....................................     1.30%          55,193           13.631324         752,354      (13.60)%
                                                         1.40%         861,064           13.577036      11,690,697      (13.69)%
                                                         1.45%          25,683           11.625620         298,581      (13.73)%
                                                         1.50%           9,392           11.607029         109,013      (13.78)%

Fidelity VIP II- Contrafund Portfolio:
  Initial Class ....................................     1.30%         640,481           17.030483      10,907,701       (7.83)%
                                                         1.40%       6,707,116           16.962632     113,770,340       (7.92)%
                                                         1.45%         254,588           14.366179       3,657,457       (7.97)%
                                                         1.50%          42,232           14.343222         605,743       (8.02)%

Fidelity VIP-II- Index 500 Portfolio:
  Initial Class ....................................     0.95%       3,792,958           13.087430      49,640,072      (10.16)%
                                                         1.00%       2,272,304           13.068369      29,695,307      (10.21)%
                                                         1.05%         425,793           13.049356       5,556,324      (10.25)%
                                                         1.10%         107,389            9.722536       1,044,093      (10.30)%
                                                         1.15%          29,731            9.714380         288,818      (10.34)%
                                                         1.20%          79,152            9.706237         768,268      (10.39)%
                                                         1.25%          19,211            9.698102         186,310      (10.43)%
                                                         1.30%         483,681           16.867202       8,158,345      (10.48)%
                                                         1.35%           1,658            9.681826          16,052      (10.52)%
                                                         1.40%       4,543,596           16.800024      76,332,522      (10.57)%
                                                         1.45%         213,976           13.870024       2,967,852      (10.61)%
                                                         1.50%          79,601           13.847864       1,102,304      (10.66)%
                                                         1.55%           2,613            9.649314          25,214      (10.70)%
                                                         1.60%           1,476            9.641192          14,230      (10.75)%
                                                         1.65%           3,975            9.633081          38,291      (10.79)%
                                                         1.70%           2,702            9.624951          26,007      (10.84)%
                                                         1.80%             118            9.608747           1,134      (10.93)%
                                                         1.85%             253            9.600631           2,429      (10.97)%
  Extra Value ......................................     1.40%         203,738           16.811505       3,425,142       (9.25)%***
                                                         1.45%         248,030           13.879517       3,442,537       (9.30)%***
                                                         1.50%           7,124           13.857367          98,720       (9.34)%***
                                                         1.55%          19,337           10.498705         203,013       (9.39)%***
                                                         1.60%          20,679           10.488300         216,888       (9.44)%***
                                                         1.65%          23,911           10.477911         250,537       (9.48)%***
                                                         1.70%           4,755           10.467539          49,773       (9.53)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                        40.56%              11.12%                (6.54)%***               --
                                                        40.49%              11.06%                (6.59)%***               --

Fidelity VIP II- Asset Manager Portfolio:
  Initial Class ....................................     9.65%              13.56%                17.54%***                --
                                                         9.54%              13.44%                17.43%***                --
                                                         9.48%              13.38%                12.95%***                --
                                                         9.43%              13.33%                12.90%***                --

Fidelity VIP II- Asset Manager: Growth Portfolio:
  Initial Class ....................................    13.76%              16.04%                20.60%***                --
                                                        13.64%              15.93%                20.48%***                --
                                                        13.59%              15.87%                14.84%***                --
                                                        13.53%              15.81%                14.79%***                --

Fidelity VIP II- Contrafund Portfolio:
  Initial Class ....................................    22.64%              28.29%                18.41%***                --
                                                        22.52%              28.16%                18.29%***                --
                                                        22.45%              28.10%                (2.98)%***               --
                                                        22.39%              28.03%                (3.03)%***               --

Fidelity VIP-II- Index 500 Portfolio:
  Initial Class ....................................    19.37%              24.70%***                --                    --
                                                        19.31%              24.63%***                --                    --
                                                        19.25%              24.57%***                --                    --
                                                        12.60%***              --                    --                    --
                                                        12.55%***              --                    --                    --
                                                        12.49%***              --                    --                    --
                                                        12.44%***              --                    --                    --
                                                        18.94%              26.66%                26.46%***                --
                                                        12.33%***              --                    --                    --
                                                        18.82%              26.53%                26.33%***                --
                                                        18.76%              26.47%                20.48%***                --
                                                        18.70%              26.40%                20.43%***                --
                                                        12.11%***              --                    --                    --
                                                        12.06%***              --                    --                    --
                                                        12.00%***              --                    --                    --
                                                        11.95%***              --                    --                    --
                                                        11.84%***              --                    --                    --
                                                        11.78%***              --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                     (continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.75%           7,930           10.457155          82,925       (9.57)%***
                                                         1.80%             618           10.446770           6,456       (9.62)%***
                                                         1.85%             560           10.436404           5,844       (9.67)%***
                                                         1.90%             416           10.426051           4,337       (9.71)%***
                                                         2.00%             659           10.405331           6,857       (9.80)%***
Fidelity VIP-II- Investment Grade Bond Portfolio:
  Initial Class ....................................     0.95%       1,198,221           11.543603      13,831,788       10.17%
                                                         1.00%         902,645           11.526779      10,404,589       10.11%
                                                         1.05%         382,769           11.510006       4,405,673       10.06%
                                                         1.10%          86,761           10.795593         936,636       10.00%
                                                         1.15%          21,365           10.786552         230,455        9.95%
                                                         1.20%           8,974           10.777507          96,717        9.89%
                                                         1.25%          11,996           10.768479         129,179        9.84%
                                                         1.30%         177,981           12.474251       2,220,180        9.78%
                                                         1.40%       2,966,213           12.421795      36,845,690        9.67%
                                                         1.45%          56,100           11.634088         652,672        9.62%
                                                         1.50%          29,851           11.615489         346,734        9.56%

  Extra Value ......................................     1.40%          24,704           12.423558         306,912       11.28%***
                                                         1.45%          57,845           11.635756         673,070       11.23%***
                                                         1.50%           4,374           11.617183          50,814       11.17%***
                                                         1.55%           5,486           10.651391          58,434       11.12%***
                                                         1.60%           4,148           10.640829          44,138       11.06%***
                                                         1.65%           9,171           10.630296          97,490       11.01%***
                                                         1.70%             505           10.619754           5,363       10.95%***
                                                         1.80%             176           10.598673           1,865       10.84%***
                                                         1.85%             584           10.588147           6,183       10.78%***

Fidelity VIP III- Balanced Portfolio:
  Initial Class ....................................     1.30%         622,545           16.660326      10,371,803       (5.54)%
                                                         1.40%       5,872,179           16.559606      97,240,971       (5.63)%
                                                         1.45%          61,102           11.574021         707,196       (5.68)%
                                                         1.50%          23,036           11.555522         266,193       (5.73)%

Fidelity VIP III- Growth and Income Portfolio:
  Initial Class ....................................     1.30%         287,763           16.209245       4,664,421       (4.86)%
                                                         1.40%       3,385,092           16.144665      54,651,176       (4.96)%
                                                         1.45%         154,167           13.579820       2,093,560       (5.01)%
                                                         1.50%          41,235           13.558120         559,069       (5.05)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP-II- Investment Grade Bond Portfolio:
  Initial Class ....................................    (1.99)%              7.74%***                --                    --
                                                        (2.04)%              7.69%***                --                    --
                                                        (2.09)%              7.63%***                --                    --
                                                        (2.80)%***             --                    --                    --
                                                        (2.85)%***             --                    --                    --
                                                        (2.90)%***             --                    --                    --
                                                        (2.95)%***             --                    --                    --
                                                        (2.34)%              7.43%                 7.64%                 3.64%***
                                                        (2.43)%              7.32%                 7.53%                 3.54%***
                                                        (2.48)%              7.27%                 9.07%***                --
                                                        (2.53)%              7.21%                 9.02%***                --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Balanced Portfolio:
  Initial Class ....................................     3.19%              16.11%                20.60%                 8.54%
                                                         3.08%              15.99%                20.47%                 8.43%
                                                         3.03%              15.94%                16.89%***                --
                                                         2.98%              15.88%                16.84%***                --

Fidelity VIP III- Growth and Income Portfolio:
  Initial Class ....................................     7.75%              27.91%                24.94%***                --
                                                         7.64%              27.78%                24.81%***                --
                                                         7.59%              27.71%                25.03%***                --
                                                         7.53%              27.65%                24.98%***                --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP III- Growth Opportunities Portfolio:
  Initial Class ....................................     1.30%       2,009,368           20.295498      40,781,124      (18.14)%
                                                         1.40%      17,833,598           20.172772     359,753,106      (18.22)%
                                                         1.45%         328,826           10.719454       3,524,835      (18.26)%
                                                         1.50%         147,881           10.702308       1,582,668      (18.31)%

Fidelity VIP III- Mid Cap Portfolio:
  Initial Class ....................................     1.30%         155,784           19.273552       3,002,511       31.98%

Fidelity VIP- Equity/Income Portfolio:
  Service Class ....................................     0.95%       1,853,302           12.147445      22,512,884        7.28%
                                                         1.00%       1,516,408           12.129776      18,393,689        7.23%
                                                         1.05%         371,009           12.112146       4,493,715        7.17%
                                                         1.10%          39,983           10.013214         400,358        7.12%
                                                         1.15%           6,433           10.004822          64,361        7.07%
                                                         1.20%           4,662            9.996446          46,603        7.01%
                                                         1.25%           1,887            9.988075          18,847        6.96%
                                                         1.30%             843            9.979686           8,413        6.91%
                                                         1.40%           5,439            9.962936          54,188        6.80%
                                                         1.45%          34,272            9.954571         341,163        6.74%
                                                         1.50%             528            9.946193           5,252        6.69%

  Extra Value ......................................     1.40%          23,284           11.207238         260,949       11.32%***
                                                         1.45%           7,190           11.196168          80,500       11.26%***
                                                         1.50%             330           11.185083           3,691       11.21%***

Fidelity VIP- Growth Portfolio:
  Service Class ....................................     0.95%       3,221,909           15.891422      51,200,716      (11.91)%
                                                         1.00%       3,028,114           15.868312      48,051,058      (11.95)%
                                                         1.05%         545,330           15.845214       8,640,871      (12.00)%
                                                         1.10%          77,114           10.882393         839,185      (12.04)%
                                                         1.15%          74,675           10.873273         811,962      (12.08)%
                                                         1.20%          17,691           10.864164         192,198      (12.13)%
                                                         1.25%          13,063           10.855048         141,799      (12.17)%
                                                         1.30%           3,479           10.845940          37,733      (12.22)%
                                                         1.35%             585           10.836830           6,340      (12.26)%
                                                         1.40%          15,177           10.827725         164,332      (12.31)%
                                                         1.45%          11,079           10.818621         119,860      (12.35)%
                                                         1.50%           5,843           10.809532          63,160      (12.39)%
                                                         1.60%          10,916           10.791343         117,798      (12.48)%
                                                         1.65%           1,183           10.782261          12,755      (12.53)%

  Extra Value ......................................     1.40%          36,274           11.445143         415,161      (14.34)%***
                                                         1.45%         133,164           11.433837       1,522,575      (14.39)%***
                                                         1.50%             577           11.422528           6,591      (14.43)%***
                                                         1.55%           3,199           11.411226          36,505      (14.47)%***
                                                         1.60%           5,034           11.399933          57,387      (14.52)%***
                                                         1.65%           1,242           11.388635          14,145      (14.56)%***
                                                         1.70%           1,097           11.377352          12,481      (14.60)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP III- Growth Opportunities Portfolio:
  Initial Class ....................................     2.92%              23.00%                28.26%                16.73%
                                                         2.81%              22.87%                28.13%                16.61%
                                                         2.76%              22.81%                24.28%***                --
                                                         2.71%              22.75%                24.22%***                --

Fidelity VIP III- Mid Cap Portfolio:
  Initial Class ....................................    47.36%***              --                    --                    --

Fidelity VIP- Equity/Income Portfolio:
  Service Class ....................................     5.25%               8.50%***                --                    --
                                                         5.19%               8.45%***                --                    --
                                                         5.14%               8.39%***                --                    --
                                                        (9.81)%***             --                    --                    --
                                                        (9.85)%***             --                    --                    --
                                                        (9.90)%***             --                    --                    --
                                                        (9.95)%***             --                    --                    --
                                                        (9.99)%***             --                    --                    --
                                                       (10.09)%***             --                    --                    --
                                                       (10.14)%***             --                    --                    --
                                                       (10.18)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Growth Portfolio:
  Service Class ....................................    35.98%              36.59%***                --                    --
                                                        35.91%              36.53%***                --                    --
                                                        35.85%              36.46%***                --                    --
                                                        35.65%***              --                    --                    --
                                                        35.59%***              --                    --                    --
                                                        35.53%***              --                    --                    --
                                                        35.47%***              --                    --                    --
                                                        35.40%***              --                    --                    --
                                                        35.34%***              --                    --                    --
                                                        35.28%***              --                    --                    --
                                                        35.22%***              --                    --                    --
                                                        35.16%***              --                    --                    --
                                                        35.03%***              --                    --                    --
                                                        34.97%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.75%           3,947           11.366086          44,862      (14.65)%***

Fidelity VIP- High Income Portfolio-
  Service Class ....................................     0.95%       2,111,782            7.564599      15,974,784      (23.34)%
                                                         1.00%       1,411,258            7.553578      10,660,047      (23.38)%
                                                         1.05%         347,466            7.542585       2,620,792      (23.42)%
                                                         1.10%          25,778            7.433364         191,617      (23.46)%
                                                         1.15%          13,020            7.427138          96,701      (23.50)%
                                                         1.20%           4,563            7.420890          33,862      (23.54)%
                                                         1.25%           3,026            7.414681          22,437      (23.58)%
                                                         1.40%             912            7.396001           6,745      (23.69)%
                                                         1.45%          24,195            7.389789         178,796      (23.73)%
                                                         1.50%           2,406            7.383568          17,765      (23.77)%

  Extra Value ......................................     1.40%          26,347            8.031083         211,595      (23.66)%***
                                                         1.45%          21,517            8.023139         172,634      (23.70)%***
                                                         1.50%             312            8.015197           2,501      (23.74)%***

Fidelity VIP- Overseas Portfolio:
  Service Class ....................................     0.95%         996,007           11.963781      11,916,010      (19.92)%
                                                         1.00%         733,798           11.946379       8,766,229      (19.96)%
                                                         1.05%         174,230           11.928989       2,078,388      (20.00)%
                                                         1.10%          21,920           10.484559         229,822      (20.04)%
                                                         1.15%           4,267           10.475758          44,700      (20.08)%
                                                         1.20%           5,722           10.466994          59,892      (20.12)%
                                                         1.25%           4,067           10.458206          42,534      (20.16)%
                                                         1.30%             309           10.449433           3,229      (20.20)%
                                                         1.40%           4,183           10.431903          43,637      (20.28)%
                                                         1.45%           6,910           10.423141          72,024      (20.32)%
                                                         1.50%             471           10.414372           4,905      (20.36)%
                                                         1.60%           9,749           10.396864         101,359      (20.44)%

  Extra Value ......................................     1.40%          28,925           11.178580         323,340      (17.35)%***
                                                         1.45%          56,852           11.167526         634,896      (17.40)%***
                                                         1.50%             568           11.156483           6,337      (17.44)%***
                                                         1.55%           2,376           11.145450          26,482      (17.48)%***
                                                         1.60%           4,982           11.134418          55,472      (17.52)%***
                                                         1.75%           4,285           11.101354          47,569      (17.65)%***

Fidelity VIP II- Asset Manager Portfolio:
  Service Class ....................................     0.95%         476,404           11.597944       5,525,307       (4.97)%
                                                         1.00%         400,405           11.581059       4,637,114       (5.01)%
                                                         1.05%         115,651           11.564195       1,337,411       (5.06)%
                                                         1.15%             481           10.049731           4,834       (5.16)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
Fidelity VIP- High Income Portfolio-
  Service Class ....................................     7.05%              (8.76)%***               --                    --
                                                         6.99%              (8.80)%***               --                    --
                                                         6.94%              (8.85)%***               --                    --
                                                        (4.33)%***             --                    --                    --
                                                        (4.38)%***             --                    --                    --
                                                        (4.43)%***             --                    --                    --
                                                        (4.48)%***             --                    --                    --
                                                        (4.63)%***             --                    --                    --
                                                        (4.68)%***             --                    --                    --
                                                        (4.73)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Service Class ....................................    41.11%               6.57%***                --                    --
                                                        41.04%               6.52%***                --                    --
                                                        40.97%               6.47%***                --                    --
                                                        46.77%***              --                    --                    --
                                                        46.70%***              --                    --                    --
                                                        46.64%***              --                    --                    --
                                                        46.57%***              --                    --                    --
                                                        46.51%***              --                    --                    --
                                                        46.37%***              --                    --                    --
                                                        46.31%***              --                    --                    --
                                                        46.24%***              --                    --                    --
                                                        46.11%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Asset Manager Portfolio:
  Service Class ....................................     9.96%              12.31%***                --                    --
                                                         9.90%              12.26%***                --                    --
                                                         9.85%              12.20%***                --                    --
                                                         8.96%***              --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.20%           2,543           10.041311          25,535       (5.20)%
                                                         1.25%           3,032           10.032886          30,420       (5.25)%
                                                         1.50%             468            9.990829           4,676       (5.49)%

  Extra Value ......................................     1.40%           3,596           10.314267          37,090       (3.39)%***
                                                         1.45%          20,107           10.304057         207,184       (3.44)%***

Fidelity VIP II- Asset Manager Growth Portfolio:
  Service Class ....................................     0.95%         329,373           11.135469       3,667,723      (13.43)%
                                                         1.00%         339,015           11.119287       3,769,605      (13.47)%
                                                         1.05%          94,914           11.103094       1,053,839      (13.51)%
                                                         1.10%           5,233            9.376200          49,066      (13.56)%
                                                         1.20%           4,185            9.360492          39,174      (13.64)%
                                                         1.25%             127            9.352638           1,188      (13.69)%
                                                         1.30%             477            9.344790           4,457      (13.73)%
                                                         1.40%           2,416            9.329098          22,539      (13.82)%
                                                         1.50%             457            9.313417           4,256      (13.90)%

  Extra Value ......................................     1.40%           3,973            9.730747          38,660      (11.98)%***
                                                         1.65%             637            9.682680           6,168      (12.21)%***

Fidelity VIP II- Contrafund Portfolio:
  Service Class ....................................     0.95%       2,102,464           14.248052      29,956,016       (7.60)%
                                                         1.00%       1,943,617           14.227328      27,652,477       (7.64)%
                                                         1.05%         410,676           14.206595       5,834,308       (7.69)%
                                                         1.10%          33,288           10.447964         347,792       (7.74)%
                                                         1.15%          56,011           10.439205         584,710       (7.78)%
                                                         1.20%          12,678           10.430444         132,237       (7.83)%
                                                         1.25%           7,038           10.421715          73,348       (7.87)%
                                                         1.30%           2,321           10.412956          24,168       (7.92)%
                                                         1.35%             552           10.404221           5,743       (7.97)%
                                                         1.40%           7,042           10.395475          73,205       (8.01)%
                                                         1.45%           6,974           10.386727          72,437       (8.06)%
                                                         1.50%           4,504           10.378005          46,743       (8.11)%
                                                         1.60%          11,896           10.360545         123,249       (8.20)%
                                                         1.65%           1,679           10.351820          17,381       (8.25)%
                                                         1.85%             253           10.316947           2,610       (8.43)%

  Extra Value ......................................     1.40%          36,070           11.120783         401,127       (8.40)%***
                                                         1.45%          90,947           11.109790       1,010,402       (8.45)%***
                                                         1.50%             521           11.098780           5,782       (8.50)%***
                                                         1.55%           3,828           11.087819          42,444       (8.54)%***
                                                         1.65%             525           11.065857           5,810       (8.63)%***

Fidelity VIP III- Balanced Portfolio:
  Service Class ....................................     0.95%       1,066,956           11.110424      11,854,334       (5.29)%
                                                         1.00%         988,942           11.094249      10,971,569       (5.34)%
                                                         1.05%         185,556           11.078106       2,055,609       (5.38)%
                                                         1.10%          32,694            9.242848         302,186       (5.43)%
                                                         1.15%           6,834            9.235097          63,113       (5.48)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                         8.91%***              --                    --                    --
                                                         8.85%***              --                    --                    --
                                                         8.59%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Asset Manager Growth Portfolio:
  Service Class ....................................    14.04%              14.33%***                --                    --
                                                        13.98%              14.27%***                --                    --
                                                        13.93%              14.21%***                --                    --
                                                        12.73%***              --                    --                    --
                                                        12.62%***              --                    --                    --
                                                        12.56%***              --                    --                    --
                                                        12.51%***              --                    --                    --
                                                        12.40%***              --                    --                    --
                                                        12.29%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Contrafund Portfolio:
  Service Class ....................................    22.97%              28.45%***                --                    --
                                                        22.91%              28.39%***                --                    --
                                                        22.84%              28.32%***                --                    --
                                                        19.90%***              --                    --                    --
                                                        19.84%***              --                    --                    --
                                                        19.79%***              --                    --                    --
                                                        19.73%***              --                    --                    --
                                                        19.67%***              --                    --                    --
                                                        19.61%***              --                    --                    --
                                                        19.56%***              --                    --                    --
                                                        19.50%***              --                    --                    --
                                                        19.44%***              --                    --                    --
                                                        19.33%***              --                    --                    --
                                                        19.27%***              --                    --                    --
                                                        19.04%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Balanced Portfolio:
  Service Class ....................................     3.44%              15.02%***                --                    --
                                                         3.38%              14.97%***                --                    --
                                                         3.33%              14.91%***                --                    --
                                                        (3.40)%***             --                    --                    --
                                                        (3.45)%***             --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.20%             745            9.227351           6,874       (5.53)%
                                                         1.25%           1,707            9.219609          15,738       (5.57)%
                                                         1.40%           6,969            9.196411          64,090       (5.72)%
                                                         1.45%             326            9.188680           2,996       (5.76)%
                                                         1.50%           2,529            9.180959          23,219       (5.81)%

  Extra Value ......................................     1.40%          10,139            9.745711          98,812       (3.85)%***
                                                         1.45%           8,859            9.736067          86,252       (3.89)%***

Fidelity VIP III- Dynamic Capital Appreciation Fund:
  Service Class ....................................     0.95%          39,433            8.729886         344,246      (50.98)%***
                                                         1.00%          19,721            8.728825         172,141      (51.02)%***

  Extra Value ......................................     1.40%             993            8.507907           8,448      (51.42)%***
                                                   .     1.45%           2,684            8.506791          22,832      (51.47)%***

Fidelity VIP III- Growth and Income Portfolio:
  Service Class ....................................     0.95%       2,032,468           12.771052      25,956,755       (4.60)%
                                                         1.00%       2,285,543           12.752459      29,146,293       (4.65)%
                                                         1.05%         455,772           12.733906       5,803,758       (4.70)%
                                                         1.10%          51,939            9.583526         497,759       (4.75)%
                                                         1.15%          47,976            9.575498         459,394       (4.79)%
                                                         1.20%           9,694            9.567480          92,747       (4.84)%
                                                         1.25%           6,285            9.559452          60,081       (4.89)%
                                                         1.30%             914            9.551417           8,730       (4.94)%
                                                         1.40%          12,851            9.535389         122,539       (5.03)%
                                                         1.45%          25,912            9.527370         246,873       (5.08)%
                                                         1.50%             974            9.519356           9,272       (5.13)%

  Extra Value ......................................     1.40%          32,298           10.292096         332,414       (2.84)%***
                                                         1.45%          53,368           10.281918         548,725       (2.89)%***

Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class ....................................     0.95%       3,980,106           10.104959      40,218,808      (17.96)%
                                                         1.00%       3,559,493           10.090239      35,916,135      (18.00)%
                                                         1.05%         655,245           10.075545       6,601,950      (18.04)%
                                                         1.10%         103,519            8.117650         840,331      (18.08)%
                                                         1.15%          65,698            8.110845         532,866      (18.13)%
                                                         1.20%          15,299            8.104048         123,984      (18.17)%
                                                         1.25%           8,991            8.097237          72,802      (18.21)%
                                                         1.30%           1,674            8.090436          13,543      (18.25)%
                                                         1.40%          40,601            8.076838         327,928      (18.33)%
                                                         1.45%          36,263            8.070054         292,644      (18.37)%
                                                         1.50%           2,900            8.063257          23,383      (18.41)%

  Extra Value ......................................     1.40%          43,752            8.385906         366,900      (16.33)%***



                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                        (3.50)%***             --                    --                    --
                                                        (3.55)%***             --                    --                    --
                                                        (3.70)%***             --                    --                    --
                                                        (3.75)%***             --                    --                    --
                                                        (3.80)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Dynamic Capital Appreciation Fund:
  Service Class ....................................       --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Growth and Income Portfolio:
  Service Class ....................................     8.03%              26.80%***                --                    --
                                                         7.97%              26.74%***                --                    --
                                                         7.92%              26.68%***                --                    --
                                                         0.92%***              --                    --                    --
                                                         0.87%***              --                    --                    --
                                                         0.82%***              --                    --                    --
                                                         0.77%***              --                    --                    --
                                                         0.72%***              --                    --                    --
                                                         0.61%***              --                    --                    --
                                                         0.56%***              --                    --                    --
                                                         0.51%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class ....................................     3.19%              21.69%***                --                    --
                                                         3.14%              21.63%***                --                    --
                                                         3.09%              21.57%***                --                    --
                                                        (1.36)%***             --                    --                    --
                                                        (1.41)%***             --                    --                    --
                                                        (1.46)%***             --                    --                    --
                                                        (1.51)%***             --                    --                    --
                                                        (1.56)%***             --                    --                    --
                                                        (1.66)%***             --                    --                    --
                                                        (1.71)%***             --                    --                    --
                                                        (1.76)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.45%          31,922            8.377594         267,430      (16.37)%***
                                                         1.50%             941            8.369304           7,876      (16.41)%***
                                                         1.55%           1,771            8.361014          14,807      (16.46)%***
                                                         1.60%           3,154            8.352731          26,345      (16.50)%***
                                                         1.65%             640            8.344440           5,340      (16.54)%***
                                                         1.70%           1,499            8.336162          12,496      (16.58)%***

Fidelity VIP III- Mid Cap Portfolio:
  Service Class ....................................     0.95%         559,878           19.369905      10,844,784       32.27%
                                                         1.00%         672,960           19.350718      13,022,259       32.21%
                                                         1.05%         113,769           19.331537       2,199,330       32.14%
                                                         1.10%          12,127           17.833141         216,263       32.08%
                                                         1.15%           2,300           17.818211          40,982       32.01%
                                                         1.20%           1,956           17.803282          34,823       31.94%
                                                         1.25%           4,077           17.788368          72,523       31.88%
                                                         1.30%             591           17.773446          10,504       31.81%
                                                         1.40%             885           17.743624          15,703       31.68%
                                                         1.45%           5,061           17.728734          89,725       31.61%
                                                         1.50%           1,227           17.713831          21,735       31.54%

  Extra Value ......................................     1.40%          20,276           19.317321         391,678       21.37%***
                                                         1.45%          45,669           19.298258         881,332       21.31%***
                                                         1.50%             173           19.279187           3,335       21.25%***
                                                         1.55%           3,500           19.260157          67,411       21.19%***
                                                         1.60%           3,663           19.241124          70,480       21.13%***
                                                         1.70%             863           19.203060          16,572       21.01%***
                                                         1.75%           2,700           19.184050          51,797       20.95%***

Fidelity VIP- Equity Income Portfolio:
  Service Class 2 ..................................     0.95%         183,999           10.874421       2,000,883       13.04%***
                                                         1.00%         112,341           10.870802       1,221,237       12.98%***
                                                         1.05%          13,756           10.867182         149,489       12.93%***
                                                         1.10%          50,212           10.863547         545,480       12.87%***
                                                         1.15%           3,305           10.859935          35,892       12.82%***
                                                         1.20%          11,732           10.856303         127,366       12.77%***
                                                         1.25%           7,726           10.852674          83,848       12.71%***
                                                         1.30%             236           10.849047           2,560       12.66%***
                                                         1.35%             875           10.845425           9,490       12.60%***
                                                         1.40%             290           10.841799           3,144       12.55%***
                                                         1.45%           1,293           10.838163          14,014       12.50%***
                                                         1.50%           1,496           10.834533          16,208       12.44%***
                                                         1.65%             903           10.823636           9,774       12.28%***
                                                         1.80%              85           10.812739             919       12.12%***
  Extra Value ......................................     1.40%          80,595           10.046168         809,671       12.55%***
                                                         1.45%         142,042           10.037658       1,425,769       12.50%***
                                                         1.50%          32,839           10.029168         329,348       12.44%***
                                                         1.55%          48,922           10.020669         490,231       12.39%***



                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Mid Cap Portfolio:
  Service Class ....................................    47.78%***              --                    --                    --
                                                        47.70%***              --                    --                    --
                                                        47.63%***              --                    --                    --
                                                        52.64%***              --                    --                    --
                                                        52.57%***              --                    --                    --
                                                        52.51%***              --                    --                    --
                                                        52.44%***              --                    --                    --
                                                        52.37%***              --                    --                    --
                                                        52.23%***              --                    --                    --
                                                        52.17%***              --                    --                    --
                                                        52.10%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Equity Income Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.60%          15,082           10.012183         151,004       12.33%***
                                                         1.65%           2,379           10.003687          23,799       12.28%***
                                                         1.70%           6,113            9.995208          61,101       12.23%***
                                                         1.80%             236            9.978247           2,355       12.12%***
                                                         1.90%             447            9.961290           4,453       12.01%***

Fidelity VIP- Growth Portfolio:
  Service Class 2 ..................................     0.95%         805,755            8.478714       6,831,766      (22.68)%***
                                                         1.00%         528,154            8.475873       4,476,566      (22.72)%***
                                                         1.05%          49,665            8.473041         420,814      (22.76)%***
                                                         1.10%         196,392            8.470211       1,663,482      (22.81)%***
                                                         1.15%          40,430            8.467374         342,336      (22.85)%***
                                                         1.20%          31,833            8.464537         269,452      (22.89)%***
                                                         1.25%          22,582            8.461714         191,082      (22.93)%***
                                                         1.30%           1,555            8.458873          13,154      (22.98)%***
                                                         1.35%           2,265            8.456041          19,153      (23.02)%***
                                                         1.40%           6,155            8.453200          52,029      (23.06)%***
                                                         1.45%          17,263            8.450368         145,879      (23.10)%***
                                                         1.50%             868            8.447531           7,332      (23.14)%***
                                                         1.55%           2,198            8.444694          18,561      (23.19)%***
                                                         1.60%             864            8.441852           7,294      (23.23)%***
                                                         1.65%           2,694            8.439022          22,735      (23.27)%***
                                                         1.70%           3,639            8.436186          30,699      (23.31)%***
                                                         1.80%             164            8.430504           1,383      (23.40)%***
                                                         1.95%             173            8.421979           1,457      (23.53)%***
  Extra Value ......................................     1.40%         301,895           10.835962       3,271,323      (23.00)%***
                                                         1.45%         544,431           10.826793       5,894,442      (23.04)%***
                                                         1.50%          40,470           10.817634         437,790      (23.09)%***
                                                         1.55%         111,766           10.808475       1,208,020      (23.13)%***
                                                         1.60%          78,134           10.799315         843,794      (23.17)%***
                                                         1.65%          18,151           10.790164         195,852      (23.21)%***
                                                         1.70%          14,341           10.781014         154,611      (23.26)%***
                                                         1.75%           5,386           10.771877          58,017      (23.30)%***
                                                         1.80%           1,470           10.762725          15,821      (23.34)%***
                                                         1.90%           3,301           10.744440          35,467      (23.43)%***
                                                         1.95%           3,780           10.735311          40,579      (23.47)%***
                                                         2.00%             615           10.726179           6,597      (23.51)%***

Fidelity VIP- High Income:
  Service Class 2 ..................................     0.95%         104,095            8.046605         837,611      (29.12)%***
                                                         1.00%         105,348            8.043918         847,411      (29.16)%***
                                                         1.05%           8,058            8.041230          64,796      (29.20)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Growth Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- High Income:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.10%          62,966            8.038536         506,154      (29.24)%***
                                                         1.15%          10,937            8.035851          87,888      (29.28)%***
                                                         1.20%          17,150            8.033155         137,769      (29.32)%***
                                                         1.25%           3,350            8.030466          26,902      (29.36)%***
                                                         1.30%             326            8.027765           2,617      (29.40)%***
                                                         1.35%             138            8.025085           1,107      (29.44)%***
                                                         1.40%           1,162            8.022393           9,322      (29.48)%***
                                                         1.50%           1,113            8.016993           8,923      (29.56)%***
                                                         1.65%           1,173            8.008912           9,394      (29.68)%***
  Extra Value ......................................     1.40%          66,936            7.405209         495,675      (29.52)%***
                                                         1.45%         109,342            7.398937         809,015      (29.56)%***
                                                         1.50%           6,919            7.392665          51,150      (29.60)%***
                                                         1.55%          25,943            7.386396         191,625      (29.64)%***
                                                         1.60%          20,692            7.380133         152,710      (29.68)%***
                                                         1.65%           5,293            7.373869          39,030      (29.72)%***
                                                         1.70%              63            7.367616             464      (29.76)%***
                                                         1.80%             195            7.355099           1,434      (29.84)%***

Fidelity VIP- Overseas Portfolio:
  Service Class 2 ..................................     0.95%         171,876            8.400493       1,443,843      (23.85)%***
                                                         1.00%         143,055            8.397683       1,201,331      (23.89)%***
                                                         1.05%          16,431            8.394882         137,936      (23.93)%***
                                                         1.10%          50,835            8.392071         426,611      (23.97)%***
                                                         1.15%           2,788            8.389266          23,389      (24.01)%***
                                                         1.20%          14,006            8.386465         117,461      (24.05)%***
                                                         1.25%           3,288            8.383650          27,565      (24.10)%***
                                                         1.30%             402            8.380839           3,369      (24.14)%***
                                                         1.35%             468            8.378040           3,921      (24.18)%***
                                                         1.40%           1,703            8.375228          14,263      (24.22)%***
                                                         1.45%             172            8.372418           1,440      (24.26)%***
                                                         1.50%             962            8.369613           8,052      (24.31)%***
                                                         1.55%             280            8.366798           2,343      (24.35)%***
                                                         1.65%             651            8.361180           5,443      (24.43)%***
                                                         1.70%             608            8.358362           5,082      (24.47)%***
                                                         1.80%              34            8.352740             284      (24.56)%***
                                                         1.95%              61            8.344298             509      (24.68)%***

  Extra Value ......................................     1.40%         124,554           10.417510       1,297,543      (24.19)%***
                                                         1.45%         214,399           10.408691       2,231,613      (24.23)%***
                                                         1.50%          10,409           10.399892         108,252      (24.27)%***
                                                         1.55%          39,912           10.391078         414,729      (24.31)%***
                                                         1.60%          26,046           10.382288         270,417      (24.36)%***
                                                         1.65%           6,655           10.373478          69,035      (24.40)%***
                                                         1.70%           2,985           10.364695          30,939      (24.44)%***
                                                         1.75%           3,669           10.355905          37,996      (24.48)%***
                                                         1.80%           1,398           10.347111          14,465      (24.52)%***
                                                         1.90%           2,163           10.329536          22,343      (24.61)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP II - Asset Manager Portfolio:
  Service Class 2 ..................................     0.95%          49,274            9.483513         467,291       (7.70)%***
                                                         1.00%          50,160            9.480353         475,535       (7.75)%***
                                                         1.10%          37,838            9.474016         358,478       (7.84)%***
                                                         1.15%           6,133            9.470847          58,085       (7.89)%***
                                                         1.20%          11,481            9.467676         108,698       (7.94)%***
                                                         1.25%             637            9.464517           6,029       (7.98)%***
                                                         1.30%             706            9.461349           6,680       (8.03)%***
                                                         1.45%           6,101            9.451842          57,666       (8.17)%***
                                                         1.50%             514            9.448675           4,857       (8.22)%***
  Extra Value ......................................     1.40%          47,401           10.001536         474,083       (8.11)%***
                                                         1.45%          70,425            9.993076         703,762       (8.15)%***
                                                         1.50%           9,723            9.984616          97,080       (8.20)%***
                                                         1.55%          12,481            9.976167         124,513       (8.25)%***
                                                         1.60%          16,311            9.967714         162,583       (8.29)%***
                                                         1.65%             806            9.959263           8,027       (8.34)%***
                                                         1.70%             271            9.950815           2,697       (8.39)%***
                                                         1.85%             600            9.925489           5,955       (8.53)%***
                                                         1.95%           1,957            9.908639          19,391       (8.63)%***

Fidelity VIP II - Asset Manager Growth Portfolio:
  Service Class 2 ..................................     0.95%          93,322            8.717055         813,493      (19.13)%***
                                                         1.00%          11,547            8.714140         100,622      (19.17)%***
                                                         1.05%          10,222            8.711234          89,046      (19.21)%***
                                                         1.10%          25,492            8.708322         221,993      (19.26)%***
                                                         1.15%           1,289            8.705406          11,221      (19.30)%***
                                                         1.20%           4,561            8.702495          39,692      (19.34)%***
                                                         1.25%             553            8.699583           4,811      (19.39)%***
                                                         1.35%             155            8.693759           1,348      (19.47)%***
                                                         1.40%             744            8.690850           6,466      (19.52)%***
                                                         1.45%             499            8.687931           4,335      (19.56)%***
                                                         1.50%             890            8.685016           7,730      (19.60)%***
  Extra Value ......................................     1.40%          31,752            9.333375         296,353      (19.51)%***
                                                         1.45%         105,381            9.325477         982,728      (19.55)%***
                                                         1.50%          10,218            9.317570          95,207      (19.59)%***
                                                         1.55%          11,729            9.309668         109,193      (19.64)%***
                                                         1.60%          23,111            9.301795         214,974      (19.68)%***
                                                         1.65%             984            9.293900           9,145      (19.72)%***
                                                         1.70%             488            9.286017           4,532      (19.77)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP II - Asset Manager Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II - Asset Manager Growth Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP II - Contrafund Portfolio:
  Service Class 2 ..................................     0.95%         337,266            9.252181       3,120,446      (11.15)%***
                                                         1.00%         297,367            9.249091       2,750,374      (11.19)%***
                                                         1.05%          23,545            9.246004         217,697      (11.24)%***
                                                         1.10%          70,842            9.242912         654,786      (11.29)%***
                                                         1.15%          14,206            9.239821         131,261      (11.33)%***
                                                         1.20%          23,307            9.236735         215,281      (11.38)%***
                                                         1.25%          12,291            9.233647         113,491      (11.42)%***
                                                         1.30%           1,090            9.230553          10,061      (11.47)%***
                                                         1.35%           1,679            9.227456          15,493      (11.52)%***
                                                         1.40%           1,556            9.224369          14,353      (11.56)%***
                                                         1.45%           8,469            9.221273          78,095      (11.61)%***
                                                         1.50%             729            9.218183           6,720      (11.66)%***
                                                         1.55%           2,192            9.215087          20,199      (11.70)%***
                                                         1.60%             556            9.211994           5,122      (11.75)%***
                                                         1.65%           1,440            9.208896          13,261      (11.79)%***
                                                         1.70%           1,750            9.205805          16,110      (11.84)%***
                                                         1.80%              63            9.199607             580      (11.93)%***
                                                         1.95%             179            9.190315           1,645      (12.07)%***

  Extra Value ......................................     1.40%         173,841           10.373275       1,803,300      (11.53)%***
                                                         1.45%         329,513           10.364487       3,415,233      (11.57)%***
                                                         1.50%          25,794           10.355712         267,115      (11.62)%***
                                                         1.55%          47,288           10.346960         489,287      (11.67)%***
                                                         1.60%          60,202           10.338173         622,379      (11.71)%***
                                                         1.65%          11,533           10.329407         119,129      (11.76)%***
                                                         1.70%           3,754           10.320654          38,744      (11.80)%***
                                                         1.75%           4,481           10.311898          46,208      (11.85)%***
                                                         1.80%             491           10.303130           5,059      (11.90)%***
                                                         1.90%             644           10.285631           6,624      (11.99)%***

Fidelity VIP III - Balanced Portfolio:
  Service Class 2 ..................................     0.95%          88,470            9.609431         850,146       (5.82)%***
                                                         1.00%          90,572            9.606225         870,055       (5.87)%***
                                                         1.05%           4,993            9.603019          47,948       (5.92)%***
                                                         1.10%           9,499            9.599804          91,189       (5.97)%***
                                                         1.15%           2,736            9.596605          26,256       (6.01)%***
                                                         1.20%           4,889            9.593396          46,902       (6.06)%***
                                                         1.25%           5,498            9.590173          52,727       (6.11)%***
                                                         1.35%              28            9.583762             268       (6.21)%***
                                                         1.40%             323            9.580552           3,095       (6.25)%***
                                                         1.45%             759            9.577347           7,269       (6.30)%***
                                                         1.50%           1,175            9.574134          11,250       (6.35)%***
                                                         1.70%           1,152            9.561266          11,015       (6.54)%***
                                                         1.80%              92            9.554841             879       (6.64)%***

  Extra Value ......................................     1.40%          52,824            9.209289         486,471       (6.25)%***
                                                         1.45%         179,677            9.201496       1,653,297       (6.30)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP II - Contrafund Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III - Balanced Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.50%           3,182            9.193692          29,254       (6.35)%***
                                                         1.55%          10,234            9.185896          94,008       (6.40)%***
                                                         1.60%           4,076            9.178128          37,410       (6.44)%***
                                                         1.65%             744            9.170331           6,823       (6.49)%***
                                                         1.85%             652            9.139224           5,959       (6.68)%***
                                                         1.90%           3,660            9.131470          33,421       (6.73)%***
Fidelity VIP III - Dynamic Cap Appreciation:
  Service Class 2 ..................................     0.95%           9,002            8.729884          78,586      (50.98)%***
                                                         1.00%          11,952            8.728826         104,327      (51.02)%***
                                                         1.05%             343            8.727758           2,994      (51.06)%***
                                                         1.10%              24            8.726696             209      (51.11)%***
                                                         1.20%           2,091            8.724565          18,243      (51.19)%***
                                                         1.45%           1,179            8.719240          10,280      (51.41)%***
                                                         1.50%             381            8.718171           3,322      (51.45)%***
  Extra Value ......................................     1.40%          32,201            8.507905         273,963      (51.99)%***
                                                         1.45%          57,911            8.506788         492,637      (52.11)%***
                                                         1.50%           2,288            8.505666          19,461      (52.15)%***
                                                         1.55%           5,231            8.504545          44,487      (52.20)%***
                                                         1.60%           5,390            8.503426          45,833      (52.24)%***
                                                         1.65%           6,537            8.502305          55,580      (52.28)%***
                                                         1.70%           6,026            8.501183          51,228      (52.32)%***
Fidelity VIP III - Growth & Income Portfolio:
  Service Class 2 ..................................     0.95%         192,590            9.827003       1,892,583       (2.58)%***
                                                         1.00%         201,030            9.823730       1,974,864       (2.63)%***
                                                         1.05%          17,342            9.820444         170,306       (2.68)%***
                                                         1.10%          64,054            9.817168         628,829       (2.73)%***
                                                         1.15%          12,656            9.813882         124,204       (2.77)%***
                                                         1.20%          11,400            9.810607         111,841       (2.82)%***
                                                         1.25%          12,147            9.807331         119,130       (2.87)%***
                                                         1.30%           1,140            9.804049          11,177       (2.92)%***
                                                         1.35%             794            9.800774           7,782       (2.97)%***
                                                         1.40%           2,589            9.797476          25,366       (3.02)%***
                                                         1.45%           5,712            9.794199          55,944       (3.07)%***
                                                         1.50%             363            9.790913           3,554       (3.12)%***
  Extra Value ......................................     1.40%         153,206            9.537652       1,461,226       (3.01)%***
                                                         1.45%         381,316            9.529576       3,633,780       (3.06)%***
                                                         1.50%          16,047            9.521506         152,792       (3.11)%***
                                                         1.55%          79,125            9.513449         752,752       (3.16)%***
                                                         1.60%          18,405            9.505387         174,947       (3.21)%***
                                                         1.65%           7,059            9.497338          67,042       (3.26)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III - Dynamic Cap Appreciation:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III - Growth & Income Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.70%           6,204            9.489252          58,871       (3.30)%***
                                                         1.80%             967            9.473162           9,161       (3.40)%***
                                                         1.90%           5,608            9.457062          53,035       (3.50)%***
                                                         2.00%             758            9.440975           7,156       (3.60)%***
Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class 2 ..................................     0.95%         281,271            8.507865       2,393,016      (22.24)%***
                                                         1.00%         228,130            8.505025       1,940,251      (22.29)%***
                                                         1.05%          10,894            8.502185          92,623      (22.33)%***
                                                         1.10%          75,111            8.499348         638,395      (22.37)%***
                                                         1.15%          15,419            8.496504         131,008      (22.41)%***
                                                         1.20%          11,894            8.493657         101,024      (22.46)%***
                                                         1.25%           7,766            8.490822          65,940      (22.50)%***
                                                         1.30%             632            8.487973           5,364      (22.54)%***
                                                         1.35%             344            8.485135           2,919      (22.58)%***
                                                         1.40%             872            8.482290           7,397      (22.63)%***
                                                         1.45%           5,491            8.479448          46,561      (22.67)%***
                                                         1.50%             575            8.476597           4,874      (22.71)%***
                                                         1.65%              24            8.468056             203      (22.84)%***
                                                         1.95%              59            8.450966             499      (23.09)%***
  Extra Value ......................................     1.40%         173,728            8.112953       1,409,447      (22.65)%***
                                                         1.45%         225,390            8.106086       1,827,031      (22.70)%***
                                                         1.50%          11,853            8.099216          96,000      (22.74)%***
                                                         1.55%          51,485            8.092352         416,635      (22.78)%***
                                                         1.60%          26,215            8.085492         211,961      (22.82)%***
                                                         1.65%           5,770            8.078621          46,614      (22.87)%***
                                                         1.70%           7,594            8.071761          61,297      (22.91)%***
Fidelity VIP III- Mid Cap Portfolio:
  Service Class 2 ..................................     0.95%         229,189           11.178625       2,562,018       17.57%***
                                                         1.00%         157,262           11.174896       1,757,386       17.52%***
                                                         1.05%          11,115           11.171169         124,168       17.46%***
                                                         1.10%          56,519           11.167442         631,173       17.40%***
                                                         1.15%          11,389           11.163719         127,144       17.35%***
                                                         1.20%          14,392           11.159988         160,615       17.29%***
                                                         1.25%           9,125           11.156253         101,801       17.24%***
                                                         1.30%           1,503           11.152532          16,762       17.18%***
                                                         1.35%           1,056           11.148798          11,773       17.13%***
                                                         1.40%           2,241           11.145061          24,976       17.07%***
                                                         1.45%          11,501           11.141333         128,136       17.02%***
                                                         1.50%             796           11.137589           8,866       16.96%***
                                                         1.55%           1,897           11.133863          21,121       16.90%***
                                                         1.65%             752           11.126391           8,367       16.79%***
                                                         1.70%           2,539           11.122665          28,240       16.74%***
                                                         1.80%              56           11.115190             622       16.63%***
                                                         1.95%             110           11.103976           1,221       16.46%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III- Mid Cap Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
  Extra Value ......................................     1.40%         121,297           17.858508       2,166,183       17.25%***
                                                         1.45%         241,681           17.843436       4,312,419       17.20%***
                                                         1.50%          13,467           17.828340         240,094       17.14%***
                                                         1.55%          45,954           17.813263         818,591       17.09%***
                                                         1.60%          20,908           17.798206         372,125       17.03%***
                                                         1.65%           9,248           17.783129         164,458       16.98%***
                                                         1.70%           2,972           17.768082          52,807       16.92%***
                                                         1.75%           3,600           17.753024          63,911       16.87%***
                                                         1.80%             917           17.737969          16,266       16.81%***
                                                         1.90%             672           17.707888          11,900       16.70%***
                                                         2.00%             434           17.677832           7,672       16.59%***
                                                                   ===========           =========
Reserves for annuity contracts in payout phase:
  Tax qualified.....................................                                                       137,255
  Non-tax qualified.................................                                                       416,642
                                                                                                     --------------
                                                                                                     $2,060,057,497
                                                                                                     ==============


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Reserves for annuity contracts in payout phase:
  Tax qualified
  Non-tax qualified


*     Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.